                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21781

                         Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Multi-Asset Income Fund

 Schedule of Investments 4/30/16 (unaudited)

 Principal

 Amount ($)

 Floating

 Rate (b)

 Value

 CONVERTIBLE CORPORATE BONDS - 0.3%

 Energy - 0.0% †

 Oil & Gas Exploration & Production - 0.0% †

 515,000

 Cobalt International Energy, Inc., 2.625%, 12/1/19

 $

 259,109

 Total Energy

 $

 259,109

 Materials - 0.0% †

 Diversified Metals & Mining - 0.0% †

 28,732

 Mirabela Nickel, Ltd., 9.5%, 6/24/19 (144A) (0.0% cash, 9.5% PIK) (PIK)

 $

 10,631

 Total Materials

 $

 10,631

 Capital Goods - 0.2%

 Electrical Components & Equipment - 0.2%

 1,410,000

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 932,362

 1,000,000

 SolarCity Corp., 1.625%, 11/1/19

 650,625

 $

 1,582,987

 Total Capital Goods

 $

 1,582,987

 Real Estate - 0.1%

 Mortgage REIT - 0.1%

 595,000

 Apollo Commercial Real Estate Finance, Inc., 5.5%, 3/15/19

 $

 602,066

 Total Real Estate

 $

 602,066

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $3,266,582)

 $

 2,454,793

 PREFERRED STOCKS - 0.0% †

 Transportation - 0.0% †

 Air Freight & Logistics - 0.0% †

 49

 CEVA Group Plc, 12/31/14 (f) *

 $

 16,992

 Total Transportation

 $

 16,992

 TOTAL PREFERRED STOCKS

 (Cost $48,550)

 $

 16,992

 CONVERTIBLE PREFERRED STOCKS - 0.4%

 Energy - 0.0% †

 Oil & Gas Exploration & Production - 0.0% †

 500

 Halcon Resources Corp., 5.75% (Perpetual)

 $

 20,000

 Total Energy

 $

 20,000

 Pharmaceuticals, Biotechnology & Life Sciences - 0.1%

 Pharmaceuticals - 0.1%

 1,325

 Allergan plc, 5.5%, 3/1/18

 $

 1,075,224

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,075,224

 Banks - 0.3%

 Diversified Banks - 0.3%

 1,876

 Wells Fargo & Co., 7.5% (Perpetual)

 $

 2,337,496

 Total Banks

 $

 2,337,496

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $3,739,166)

 $

 3,432,720

 Shares

 COMMON STOCKS - 47.7%

 Energy - 1.0%

 Oil & Gas Exploration & Production - 0.1%

 40,000

 Societatea Nationala de Gaze Naturale ROMGAZ SA

 $

 240,259

 3,744

 Swift Energy Co.

 79,560

 $

 319,819

 Oil & Gas Storage & Transportation - 0.9%

 1,008,904

 Avance Gas Holding, Ltd.

 $

 6,871,978

 Total Energy

 $

 7,191,797

 Materials - 0.9%

 Commodity Chemicals - 0.1%

 359,581

 Chevron Lubricants Lanka Plc

 $

 828,573

 Construction Materials - 0.2%

 51,179

 CRH Plc

 $

 1,486,274

 Diversified Metals & Mining - 0.6%

 138,382

 Rio Tinto Plc

 $

 4,650,424

 Total Materials

 $

 6,965,271

 Capital Goods - 1.3%

 Building Products - 0.3%

 2,118,256

 Ras Al Khaimah Ceramics *

 $

 1,932,031

 Heavy Electrical Equipment - 1.0%

 687,000

 Mitsubishi Electric Corp.

 $

 7,712,374

 Industrial Machinery - 0.0% †

 3,071

 Liberty Tire Recycling LLC (c)

 $

 31

 Total Capital Goods

 $

 9,644,436

 Transportation - 0.6%

 Air Freight & Logistics - 0.0% †

 22

 CEVA Group Plc *

 $

 7,850

 Airlines - 0.6%

 203,558

 easyJet Plc

 $

 4,380,076

 Total Transportation

 $

 4,387,926

 Consumer Durables & Apparel - 0.4%

 Homebuilding - 0.4%

 158,167

 PulteGroup, Inc.

 $

 2,908,691

 Total Consumer Durables & Apparel

 $

 2,908,691

 Consumer Services - 1.3%

 Hotels, Resorts & Cruise Lines - 1.3%

 234,845

 InterContinental Hotels Group Plc

 $

 9,362,150

 Total Consumer Services

 $

 9,362,150

 Media - 0.4%

 Advertising - 0.4%

 39,014

 Publicis Groupe SA

 $

 2,887,341

 Total Media

 $

 2,887,341

 Food & Staples Retailing - 1.9%

 Drug Retail - 1.9%

 82,770

 CVS Health Corp.

 $

 8,318,385

 79,100

 Sundrug Co., Ltd.

 5,840,866

 $

 14,159,251

 Total Food & Staples Retailing

 $

 14,159,251

 Food, Beverage & Tobacco - 3.4%

 Distillers & Vintners - 0.7%

 533,472,766

 Vina San Pedro Tarapaca SA

 $

 5,256,645

 Soft Drinks - 1.7%

 1,250,777

 Britvic Plc

 $

 12,863,030

 Packaged Foods & Meats - 0.4%

 3,438,142

 WH Group, Ltd. *

 $

 2,783,454

 Tobacco - 0.6%

 70,901

 Altria Group, Inc.

 $

 4,446,202

 Total Food, Beverage & Tobacco

 $

 25,349,331

 Health Care Equipment & Services - 2.3%

 Health Care Equipment - 0.5%

 47,597

 Medtronic PLC

 $

 3,767,303

 Health Care Distributors - 1.5%

 143,502

 Cardinal Health, Inc.

 $

 11,259,167

 Health Care Technology - 0.3%

 72,905

 NNIT A/S

 $

 1,985,305

 Total Health Care Equipment & Services

 $

 17,011,775

 Pharmaceuticals, Biotechnology & Life Sciences - 10.6%

 Biotechnology - 1.7%

 296,513

 Baxalta, Inc.

 $

 12,438,720

 Pharmaceuticals - 8.9%

 104,285

 Johnson & Johnson

 $

 11,688,263

 246,586

 Novartis AG

 18,813,941

 869,602

 Pfizer, Inc.

 28,444,681

 130,125

 Shire Plc

 8,099,590

 $

 67,046,475

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 79,485,195

 Banks - 5.2%

 Diversified Banks - 4.7%

 579,391

 Aldermore Group Plc

 $

 1,591,184

 131,063

 Grupo Financiero Banorte SAB de CV

 744,863

 149,473

 ING Groep NV *

 1,830,573

 163,448

 JPMorgan Chase & Co.

 10,329,914

 1,420,000

 Mitsubishi UFJ Financial Group, Inc.

 6,920,695

 447,500

 Sumitomo Mitsui Financial Group, Inc.

 14,312,116

 $

 35,729,345

 Regional Banks - 0.5%

 39,811

 The PNC Financial Services Group, Inc.

 $

 3,494,610

 Total Banks

 $

 39,223,955

 Diversified Financials - 4.0%

 Asset Management & Custody Banks - 3.4%

 389,166

 Aberdeen Asset Management Plc

 $

 1,698,091

 1,923,283

 Apollo Investment Corp.

 11,193,507

 125,292

 Ares Capital Corp.

 1,903,185

 1,229,677

 Fifth Street Finance Corp.

 6,664,849

 19,245

 TCP Capital Corp.

 284,441

 360,000

 TriplePoint Venture Growth BDC Corp.

 3,805,200

 $

 25,549,273

 Investment Banking & Brokerage - 0.6%

 27,982

 The Goldman Sachs Group, Inc.

 $

 4,592,126

 Total Diversified Financials

 $

 30,141,399

 Insurance - 1.1%

 Multi-line Insurance - 0.8%

 38,334

 Allianz SE *

 $

 6,507,621

 Reinsurance - 0.3%

 23,316

 Swiss Re AG

 $

 2,068,159

 Total Insurance

 $

 8,575,780

 Real Estate - 2.5%

 Industrial REIT - 1.4%

 4,606,700

 Mapletree Industrial Trust

 $

 5,498,032

 4,707,400

 Mapletree Logistics Trust

 3,780,482

 601,383

 PLA Administradora Industrial S de RL de CV

 1,105,494

 $

 10,384,008

 Office REIT - 0.2%

 136,758

 alstria office REIT-AG

 $

 1,918,369

 Specialized REIT - 0.9%

 17,842

 Digital Realty Trust, Inc.

 $

 1,569,739

 78,144

 EPR Properties

 5,148,127

 $

 6,717,866

 Total Real Estate

 $

 19,020,243

 Software & Services - 1.9%

 Internet Software & Services - 0.7%

 7,294

 Alphabet, Inc. (Class A)

 $

 5,163,277

 Systems Software - 1.2%

 189,088

 Microsoft Corp.

 $

 9,429,819

 Total Software & Services

 $

 14,593,096

 Technology Hardware & Equipment - 3.0%

 Communications Equipment - 0.7%

 185,665

 Cisco Systems, Inc.

 $

 5,103,931

 Computer Storage & Peripherals - 1.9%

 150,551

 Apple, Inc.

 $

 14,112,651

 Technology Hardware, Storage & Peripherals - 0.3%

 82,000

 Asustek Computer, Inc.

 $

 719,699

 70,283

 Neopost SA

 1,720,685

 $

 2,440,384

 Electronic Manufacturing Services - 0.1%

 315,000

 Global Display Co., Ltd.

 $

 1,042,860

 Total Technology Hardware & Equipment

 $

 22,699,826

 Telecommunication Services - 5.9%

 Integrated Telecommunication Services - 5.9%

 788,137

 AT&T, Inc.

 $

 30,595,479

 135,430

 Euskaltel SA

 1,491,878

 757,563

 Orange SA

 12,561,188

 $

 44,648,545

 Total Telecommunication Services

 $

 44,648,545

 TOTAL COMMON STOCKS

 (Cost $381,336,115)

 $

 358,256,008

 Principal Amount ($)

 ASSET BACKED SECURITIES - 1.3%

 800,000

 Ascentium Equipment Receivables 2015-1 LLC, 5.92%, 6/12/23 (144A)

 $

 794,131

 499,993

 Axis Equipment Finance Receivables III LLC, 5.27%, 5/20/20 (144A)

 477,572

 186,401

 Bayview Opportunity Master Fund IIa Trust 2014-20NPL, 3.721%, 8/28/44 (Step) (144A) (f)

 186,654

 771,722

 3.72

 Bayview Opportunity Master Fund Trust 2014-15RPL, Floating Rate Note, 10/28/19 (144A)

 769,420

 50,343

 Bear Stearns Asset Backed Securities Trust, 8.41%, 10/25/29 (Step)

 50,852

 108,776

 Countrywide Asset-Backed Certificates, 5.557%, 1/25/36 (Step)

 108,842

 38,222

 5.24

 Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36

 38,516

 63,092

 7.78

 GE Mortgage Services LLC, Floating Rate Note, 3/25/27

 39,544

 299,600

 GLC Trust 2013-1, 3.0%, 7/15/21 (144A)

 294,357

 2,250,000

 Green Tree Agency Advance Funding Trust I, 4.6692%, 10/15/48 (144A)

 2,249,460

 750,000

 Leaf Receivables Funding 10 LLC, 5.21%, 7/15/21 (144A)

 738,034

 250,000

 Navitas Equipment Receivables LLC 2013-1, 5.82%, 6/15/19 (144A)

 250,264

 1,000,000

 Navitas Equipment Receivables LLC 2015-1, 5.75%, 5/17/21 (144A)

 1,006,327

 600,000

 4.94

 NCF Dealer Floorplan Master Trust, Floating Rate Note, 10/20/20 (144A)

 587,250

 400,000

 8.93

 NCF Dealer Floorplan Master Trust, Floating Rate Note, 3/21/22 (144A)

 394,834

 76,001

 RASC Series 2003-KS5 Trust, 4.96%, 7/25/33 (Step)

 75,372

 1,200,000

 3.68

 Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)

 1,130,703

 473,192

 Westgate Resorts 2014-1 LLC, 5.5%, 12/20/26 (144A)

 467,351

 TOTAL ASSET BACKED SECURITIES

 (Cost $9,799,610)

 $

 9,659,483

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%

 100,000

 A10 Securitization 2013-1 LLC, 4.7%, 11/17/25 (144A)

 $

 99,954

 100,000

 A10 Securitization 2013-1 LLC, 6.41%, 11/17/25 (144A)

 99,973

 95,366

 5.21

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41

 95,327

 1,500,000

 5.31

 Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, Floating Rate Note, 10/12/42

 1,483,476

 11,149

 5.88

 CHL Mortgage Pass-Through Trust 2002-32, Floating Rate Note, 1/25/33

 11,416

 41,990

 6.27

 Citigroup Commercial Mortgage Trust 2006-C4, Floating Rate Note, 3/17/49

 41,950

 15,226

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 15,392

 855,000

 5.10

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38

 867,463

 363,243

 Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)

 232,927

 50,045

 Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)

 39,347

 50,567

 Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)

 29,076

 30,464

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)

 20,403

 210,000

 5.00

 GMAT 2013-1 Trust, Floating Rate Note, 8/25/53

 201,899

 14,775

 6.22

 Government National Mortgage Association REMICS, Floating Rate Note, 6/20/38

 817

 675,000

 4.33

 GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)

 648,968

 1,960,000

 6.66

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM MZ, Floating Rate Note, 10/15/19 (144A)

 1,826,563

 82,592

 Merrill Lynch Mortgage Investors Trust Series 2006-AF1, 5.75%, 8/25/36

 64,253

 1,178,638

 5.52

 Merrill Lynch Mortgage Trust 2005-CKI1, Floating Rate Note, 11/12/37

 1,144,346

 3,000,000

 ML-CFC Commercial Mortgage Trust 2006-4, 5.239%, 12/12/49

 2,983,190

 250,000

 5.58

 Springleaf Mortgage Loan Trust 2013-1, Floating Rate Note, 6/25/58 (144A)

 250,014

 1,000,000

 7.10

 Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)

 955,000

 8,580

 5.66

 Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Floating Rate Note, 3/15/45

 8,570

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $11,490,610)

 $

 11,120,324

 CORPORATE BONDS - 38.1%

 Energy - 6.0%

 Oil & Gas Drilling - 0.0% †

 210,000

 Drill Rigs Holdings, Inc., 6.5%, 10/1/17 (144A)

 $

 130,725

 Oil & Gas Equipment & Services - 0.4%

 700,000

 Archrock Partners LP, 6.0%, 4/1/21

 $

 549,500

 1,395,000

 8.13

 FTS International, Inc., Floating Rate Note, 6/15/20 (144A)

 1,018,350

 370,000

 Hiland Partners Holdings LLC, 5.5%, 5/15/22 (144A)

 365,756

 600,000

 Hiland Partners Holdings LLC, 7.25%, 10/1/20 (144A)

 627,750

 860,000

 McDermott International, Inc., 8.0%, 5/1/21 (144A)

 713,800

 $

 3,275,156

 Oil & Gas Exploration & Production - 2.3%

 2,195,000

 Carrizo Oil & Gas, Inc., 6.25%, 4/15/23

 $

 2,107,200

 1,055,000

 Denbury Resources, Inc., 4.625%, 7/15/23

 619,812

 1,965,000

 EP Energy LLC, 6.375%, 6/15/23

 1,129,875

 50,000

 EPL Oil & Gas, Inc., 8.25%, 2/15/18

 3,500

 2,205,000

 Gulfport Energy Corp., 7.75%, 11/1/20

 2,227,050

 929,000

 Halcon Resources Corp., 12.0%, 2/15/22 (144A)

 661,912

 1,025,000

 Legacy Reserves LP, 6.625%, 12/1/21

 334,406

 1,293,000

 Memorial Resource Development Corp., 5.875%, 7/1/22

 1,176,630

 1,355,000

 Oasis Petroleum, Inc., 7.25%, 2/1/19

 1,287,250

 1,070,000

 Parsley Energy LLC, 7.5%, 2/15/22 (144A)

 1,131,525

 785,000

 Rice Energy Inc., 6.25%, 5/1/22

 777,150

 2,330,000

 Sanchez Energy Corp., 6.125%, 1/15/23

 1,741,675

 1,300,000

 SM Energy Co., 5.0%, 1/15/24

 1,082,250

 1,245,000

 Whiting Petroleum Corp., 5.75%, 3/15/21

 1,036,462

 1,300,000

 WPX Energy, Inc., 7.5%, 8/1/20

 1,238,250

 470,000

 WPX Energy, Inc., 8.25%, 8/1/23

 441,800

 $

 16,996,747

 Oil & Gas Refining & Marketing - 0.7%

 3,550,000

 Calumet Specialty Products Partners LP, 6.5%, 4/15/21

 $

 2,449,500

 170,000

 Calumet Specialty Products Partners LP, 7.625%, 1/15/22

 115,175

 1,275,000

 Calumet Specialty Products Partners LP, 7.75%, 4/15/23

 841,500

 458,000

 EnLink Midstream Partners LP, 5.05%, 4/1/45

 344,230

 1,328,000

 EnLink Midstream Partners LP, 5.6%, 4/1/44

 1,011,346

 100,000

 Valero Energy Corp., 6.625%, 6/15/37

 112,379

 $

 4,874,130

 Oil & Gas Storage & Transportation - 2.5%

 850,000

 Blue Racer Midstream LLC, 6.125%, 11/15/22 (144A)

 $

 752,250

 3,135,000

 Crestwood Midstream Partners LP, 6.125%, 3/1/22

 2,860,688

 300,000

 5.85

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 189,000

 1,655,000

 Global Partners LP, 6.25%, 7/15/22

 1,357,100

 2,070,000

 Global Partners LP, 7.0%, 6/15/23

 1,740,083

 100,000

 Kinder Morgan Energy Partners LP, 5.0%, 8/15/42

 85,954

 650,000

 ONEOK, Inc., 7.5%, 9/1/23

 658,125

 690,000

 PBF Logistics LP, 6.875%, 5/15/23

 667,575

 690,000

 Sabine Pass Liquefaction LLC, 5.625%, 3/1/25

 672,750

 1,365,000

 Sabine Pass Liquefaction LLC, 5.75%, 5/15/24

 1,320,638

 3,225,000

 Sunoco LP, 6.375%, 4/1/23 (144A)

 3,273,375

 1,000,000

 Targa Resources Partners LP, 4.125%, 11/15/19

 970,000

 1,750,000

 Targa Resources Partners LP, 6.75%, 3/15/24 (144A)

 1,780,625

 3,000,000

 The Williams Companies, Inc., 7.5%, 1/15/31

 2,790,000

 $

 19,118,163

 Coal & Consumable Fuels - 0.1%

 950,000

 Alpha Natural Resources, Inc., 6.0%, 6/1/19 (f)

 $

 7,125

 1,095,000

 SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)

 837,675

 $

 844,800

 Total Energy

 $

 45,239,721

 Materials - 3.7%

 Commodity Chemicals - 0.9%

 680,000

 Hexion, Inc., 6.625%, 4/15/20

 $

 569,500

 2,430,000

 Hexion, Inc., 9.0%, 11/15/20

 1,105,650

 950,000

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 817,000

 2,375,000

 Rain CII Carbon LLC, 8.25%, 1/15/21 (144A)

 1,790,156

 700,000

 Tronox Finance LLC, 6.375%, 8/15/20

 595,438

 2,535,000

 Tronox Finance LLC, 7.5%, 3/15/22 (144A)

 2,104,050

 $

 6,981,794

 Specialty Chemicals - 0.7%

 1,695,000

 A Schulman, Inc., 6.875%, 6/1/23 (144A)

 $

 1,699,238

 610,000

 Platform Specialty Products Corp., 10.375%, 5/1/21 (144A)

 610,000

 595,000

 PQ Corp., 6.75%, 11/15/22 (144A)

 614,338

 1,875,000

 Rentech Nitrogen Partners LP, 6.5%, 4/15/21 (144A)

 1,893,750

 $

 4,817,326

 Metal & Glass Containers - 0.7%

 1,362,978

 Ardagh Finance Holdings SA, 8.625%, (0.00% Cash, 8.625% PIK) 6/15/19 (144A) (PIK)

 $

 1,403,867

 1,000,000

 Ardagh Packaging Finance Plc, 6.75%, 1/31/21 (144A)

 1,002,500

 2,800,000

 Coveris Holdings SA, 7.875%, 11/1/19 (144A)

 2,688,000

 $

 5,094,367

 Paper Packaging - 0.4%

 200,000

 Coveris Holding Corp., 10.0%, 6/1/18 (144A)

 $

 199,500

 2,350,000

 Sealed Air Corp., 6.875%, 7/15/33 (144A)

 2,485,125

 $

 2,684,625

 Aluminum - 0.1%

 1,000,000

 Novelis, Inc., 8.375%, 12/15/17

 $

 1,018,750

 Diversified Metals & Mining - 0.2%

 465,000

 Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)

 $

 396,412

 1,285,000

 FMG Resources August 2006 Pty, Ltd., 9.75%, 3/1/22 (144A)

 1,350,920

 $

 1,747,332

 Gold - 0.1%

 1,200,000

 IAMGOLD Corp., 6.75%, 10/1/20 (144A)

 $

 968,400

 Steel - 0.2%

 1,350,000

 JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)

 $

 1,296,000

 665,000

 SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)

 508,725

 $

 1,804,725

 Forest Products - 0.1%

 1,460,000

 Millar Western Forest Products, Ltd., 8.5%, 4/1/21

 $

 708,100

 Paper Products - 0.3%

 435,000

 Appvion, Inc., 9.0%, 6/1/20 (144A)

 $

 214,238

 2,155,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 1,621,638

 $

 1,835,876

 Total Materials

 $

 27,661,295

 Capital Goods - 2.3%

 Aerospace & Defense - 0.7%

 1,715,000

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

 $

 1,549,931

 1,885,000

 DynCorp International, Inc., 10.375%, 7/1/17

 1,592,825

 1,615,000

 LMI Aerospace, Inc., 7.375%, 7/15/19

 1,558,475

 550,000

 Triumph Group, Inc., 5.25%, 6/1/22

 511,500

 $

 5,212,731

 Building Products - 0.2%

 1,755,000

 Griffon Corp., 5.25%, 3/1/22

 $

 1,763,775

 Construction & Engineering - 0.2%

 1,685,000

 MasTec, Inc., 4.875%, 3/15/23

 $

 1,550,200

 Electrical Components & Equipment - 0.3%

 2,090,000

 General Cable Corp., 5.75%, 10/1/22

 $

 1,875,775

 Industrial Conglomerates - 0.3%

 2,505,000

 Waterjet Holdings, Inc., 7.625%, 2/1/20 (144A)

 $

 2,501,869

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 330,000

 Commercial Vehicle Group, Inc., 7.875%, 4/15/19

 $

 283,800

 1,315,000

 Meritor, Inc., 6.25%, 2/15/24

 1,173,638

 555,000

 Titan International, Inc., 6.875%, 10/1/20

 480,075

 $

 1,937,513

 Industrial Machinery - 0.3%

 2,250,000

 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)

 $

 2,025,000

 69,714

 Liberty Tire Recycling LLC, 11.0%, 3/31/21 (0.0% cash, 11.0% PIK) (144A) (PIK) (c)

 51,588

 $

 2,076,588

 Trading Companies & Distributors - 0.0% †

 50,000

 TRAC Intermodal LLC, 11.0%, 8/15/19

 $

 54,125

 Total Capital Goods

 $

 16,972,576

 Commercial Services & Supplies - 1.3%

 Commercial Printing - 0.3%

 3,455,000

 Cenveo Corp., 6.0%, 8/1/19 (144A)

 $

 2,677,625

 Environmental & Facilities Services - 0.1%

 500,000

 Safway Group Holding LLC, 7.0%, 5/15/18 (144A)

 $

 500,000

 Diversified Support Services - 0.6%

 1,040,000

 Broadspectrum, Ltd., 8.375%, 5/15/20 (144A)

 $

 1,128,400

 2,580,000

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 2,225,250

 2,005,000

 TMS International Corp., 7.625%, 10/15/21 (144A)

 1,403,500

 $

 4,757,150

 Research & Consulting Services - 0.3%

 2,065,000

 CEB, Inc., 5.625%, 6/15/23 (144A)

 $

 2,070,162

 Total Commercial Services & Supplies

 $

 10,004,937

 Transportation - 1.0%

 Air Freight & Logistics - 0.2%

 1,375,000

 XPO Logistics, Inc., 7.875%, 9/1/19 (144A)

 $

 1,438,594

 Airlines - 0.4%

 2,960,000

 Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)

 $

 2,693,600

 140,353

 US Airways 2013-1 Class B Pass Through Trust, 5.375%, 11/15/21

 145,364

 $

 2,838,964

 Railroads - 0.3%

 1,015,000

 Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)

 $

 1,025,150

 1,330,000

 Florida East Coast Holdings Corp., 9.75%, 5/1/20 (144A)

 1,037,400

 $

 2,062,550

 Trucking - 0.1%

 1,485,000

 Jack Cooper Holdings Corp., 9.25%, 6/1/20 (144A)

 $

 935,550

 Airport Services - 0.0% †

 117,040

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)

 $

 126,427

 Total Transportation

 $

 7,402,085

 Consumer Durables & Apparel - 1.3%

 Homebuilding - 1.0%

 205,000

 CalAtlantic Group, Inc., 5.375%, 10/1/22

 $

 211,191

 4,305,000

 KB Home, 7.625%, 5/15/23

 4,391,100

 50,000

 KB Home, Inc., 8.0%, 3/15/20

 54,000

 950,000

 Rialto Holdings LLC, 7.0%, 12/1/18 (144A)

 931,000

 1,840,000

 Taylor Morrison Communities, Inc., 5.875%, 4/15/23 (144A)

 1,835,400

 $

 7,422,691

 Textiles - 0.3%

 2,445,000

 Springs Industries, Inc., 6.25%, 6/1/21

 $

 2,487,788

 Total Consumer Durables & Apparel

 $

 9,910,479

 Consumer Services - 2.1%

 Casinos & Gaming - 0.9%

 1,335,000

 MGM Resorts International, 6.0%, 3/15/23

 $

 1,386,731

 4,100,000

 Scientific Games International, Inc., 10.0%, 12/1/22

 3,388,650

 3,125,000

 Scientific Games International, Inc., 6.25%, 9/1/20

 2,007,812

 $

 6,783,193

 Specialized Consumer Services - 1.2%

 4,390,000

 Constellis Holdings LLC, 9.75%, 5/15/20 (144A)

 $

 3,972,950

 1,500,000

 Prime Security Services Borrower LLC, 9.25%, 5/15/23 (144A)

 1,556,250

 2,635,000

 Sotheby's, 5.25%, 10/1/22 (144A)

 2,483,488

 855,000

 StoneMor Partners LP, 7.875%, 6/1/21

 855,000

 $

 8,867,688

 Total Consumer Services

 $

 15,650,881

 Media - 1.3%

 Advertising - 0.1%

 360,000

 MDC Partners, Inc., 6.5%, 5/1/24 (144A)

 $

 372,816

 Broadcasting - 0.6%

 2,295,000

 CCO Holdings LLC, 5.5%, 5/1/26 (144A)

 $

 2,340,900

 1,505,000

 Gannett Co., Inc., 6.375%, 10/15/23

 1,625,400

 505,000

 Univision Communications, Inc., 5.125%, 2/15/25 (144A)

 499,319

 $

 4,465,619

 Cable & Satellite - 0.4%

 1,720,000

 DISH DBS Corp., 5.875%, 11/15/24

 $

 1,614,220

 1,220,000

 Neptune Finco Corp., 6.625%, 10/15/25 (144A)

 1,311,500

 $

 2,925,720

 Movies & Entertainment - 0.1%

 1,000,000

 Regal Entertainment Group, Inc., 5.75%, 2/1/25

 $

 1,012,500

 2,650,000

 SFX Entertainment, Inc., 9.625%, 2/1/19 (144A)

 53,000

 $

 1,065,500

 Publishing - 0.1%

 1,000,000

 Trader Corp., 9.875%, 8/15/18 (144A)

 $

 1,037,500

 Total Media

 $

 9,867,155

 Retailing - 1.3%

 Department Stores - 0.1%

 720,000

 Argos Merger Sub, Inc., 7.125%, 3/15/23 (144A)

 $

 736,200

 Computer & Electronics Retail - 0.2%

 1,985,000

 Rent-A-Center, Inc., 4.75%, 5/1/21

 $

 1,610,331

 Specialty Stores - 0.5%

 4,150,000

 Outerwall, Inc., 5.875%, 6/15/21

 $

 3,340,750

 250,000

 Radio Systems Corp., 8.375%, 11/1/19 (144A)

 260,000

 $

 3,600,750

 Automotive Retail - 0.5%

 4,130,000

 DriveTime Automotive Group, Inc., 8.0%, 6/1/21 (144A)

 $

 3,717,000

 Total Retailing

 $

 9,664,281

 Food, Beverage & Tobacco - 1.4%

 Agricultural Products - 0.1%

 270,000

 Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)

 $

 170,100

 550,000

 Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)

 231,550

 $

 401,650

 Packaged Foods & Meats - 0.9%

 1,210,000

 Dole Food Co., Inc., 7.25%, 5/1/19 (144A)

 $

 1,216,050

 325,000

 JBS Investments GmbH, 7.75%, 10/28/20 (144A)

 333,938

 1,350,000

 Pilgrim's Pride Corp., 5.75%, 3/15/25 (144A)

 1,373,625

 1,775,000

 Post Holdings, Inc., 6.0%, 12/15/22 (144A)

 1,822,703

 1,375,000

 Post Holdings, Inc., 6.75%, 12/1/21 (144A)

 1,441,179

 800,000

 Post Holdings, Inc., 7.75%, 3/15/24 (144A)

 870,000

 $

 7,057,495

 Tobacco - 0.4%

 3,300,000

 Alliance One International, Inc., 9.875%, 7/15/21

 $

 2,747,250

 Total Food, Beverage & Tobacco

 $

 10,206,395

 Household & Personal Products - 0.6%

 Household Products - 0.1%

 955,000

 Central Garden & Pet Co., 6.125%, 11/15/23

 $

 1,002,750

 Personal Products - 0.4%

 1,555,256

 Monitronics International, Inc., 9.125%, 4/1/20

 $

 1,325,856

 1,400,000

 Revlon Consumer Products Corp., 5.75%, 2/15/21

 1,422,750

 $

 2,748,606

 Health Care Facilities - 0.1%

 960,000

 Centene Escrow Corp., 6.125%, 2/15/24 (144A)

 $

 1,012,800

 Total Household & Personal Products

 $

 4,764,156

 Health Care Equipment & Services - 1.8%

 Health Care Services - 0.3%

 1,555,000

 BioScrip, Inc., 8.875%, 2/15/21

 $

 1,321,750

 1,200,000

 RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)

 1,248,000

 $

 2,569,750

 Health Care Facilities - 1.5%

 1,400,000

 Centene Escrow Corp., 5.625%, 2/15/21 (144A)

 $

 1,473,500

 2,040,000

 CHS, 6.875%, 2/1/22

 1,846,200

 1,065,000

 CHS, Inc., 8.0%, 11/15/19

 1,071,656

 3,175,000

 Kindred Healthcare Inc., 6.375%, 4/15/22

 2,905,125

 430,000

 Kindred Healthcare, Inc., 8.0%, 1/15/20

 428,280

 1,485,000

 Quorum Health Corp., 11.625%, 4/15/23 (144A)

 1,455,300

 2,085,000

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 1,946,973

 $

 11,127,034

 Total Health Care Equipment & Services

 $

 13,696,784

 Pharmaceuticals, Biotechnology & Life Sciences - 0.7%

 Pharmaceuticals - 0.7%

 2,885,000

 Endo, Ltd., 6.0%, 7/15/23 (144A)

 $

 2,830,906

 2,555,000

 Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)

 2,139,812

 $

 4,970,718

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 4,970,718

 Banks - 1.4%

 Diversified Banks - 0.9%

 1,675,000

 6.50

 Bank of America Corp., Floating Rate Note, 10/23/49

 $

 1,762,938

 1,885,000

 8.12

 Credit Agricole SA, Floating Rate Note (Perpetual) (144A)

 1,946,262

 2,350,000

 7.50

 Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)

 2,191,375

 1,150,000

 8.00

 Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)

 1,102,203

 $

 7,002,778

 Thrifts & Mortgage Finance - 0.5%

 4,125,000

 Provident Funding Associates LP, 6.75%, 6/15/21 (144A)

 $

 3,908,438

 Total Banks

 $

 10,911,216

 Diversified Financials - 1.4%

 Other Diversified Financial Services - 0.0% †

 265,000

 6.75

 JPMorgan Chase & Co., Floating Rate Note, 8/29/49

 $

 293,183

 Specialized Finance - 0.8%

 1,195,000

 MSCI, Inc., 5.75%, 8/15/25 (144A)

 $

 1,271,181

 1,995,000

 Nationstar Mortgage LLC, 6.5%, 6/1/22

 1,710,712

 1,915,000

 Nationstar Mortgage LLC, 6.5%, 7/1/21

 1,680,412

 455,000

 Nationstar Mortgage LLC, 6.5%, 8/1/18

 443,625

 450,000

 Oxford Finance LLC, 7.25%, 1/15/18 (144A)

 447,750

 $

 5,553,680

 Consumer Finance - 0.1%

 1,290,000

 TMX Finance LLC, 8.5%, 9/15/18 (144A)

 $

 1,006,200

 Asset Management & Custody Banks - 0.2%

 1,800,000

 JBS Investment Management, Ltd., 7.25%, 4/3/24

 $

 1,741,500

 Diversified Capital Markets - 0.3%

 2,210,000

 Quicken Loans, Inc., 5.75%, 5/1/25 (144A)

 $

 2,077,400

 Total Diversified Financials

 $

 10,671,963

 Insurance - 1.1%

 Life & Health Insurance - 0.0% †

 300,000

 5.65

 Voya Financial, Inc., Floating Rate Note, 5/15/53

 $

 280,950

 Reinsurance - 1.1%

 1,000,000

 Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/31/16 (d) (e)

 $

 1,138,800

 900,000

 Berwick 2016-1 Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/1/18 (d) (e)

 915,570

 700,000

 Carnosutie 2016-N,Segregated Account (Kane SAC Ltd.), Variance Rate Notes, 11/30/20 (d) (e)

 714,070

 700,000

 Carnoustie Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/19/16 (d) (e)

 14,280

 800,000

 Clarendon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/15/16 (d) (e)

 799,920

 1,000,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (d) (e)

 70,000

 1,200,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (d) (e)

 35,880

 2,000,000

 Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (d) (e)

 2,300,200

 1,200,000

 Pangaea Re., Variable Rate Notes, 2/1/20 (d) (e)

 1,215,720

 1,050,000

 Pangaea Re., Variable Rate Notes, 7/1/18 (d) (e)

 18,900

 3,333

 Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (d) (e)

 3,780

 700,000

 Silverton Re, Ltd., Variable Rate Notes, 9/18/17 (144A) (d) (e)

 28,840

 1,000,000

 Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (d) (e)

 1,024,900

 800,000

 Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017 (d) (e)

 11,680

 $

 8,292,540

 Total Insurance

 $

 8,573,490

 Real Estate - 0.9%

 Diversified REIT - 0.1%

 1,130,000

 MPT Operating Partnership LP, 5.5%, 5/1/24

 $

 1,141,300

 Specialized REIT - 0.5%

 1,071,236

 AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)

 $

 1,055,167

 2,500,000

 Communications Sales & Leasing, Inc., 6.0%, 4/15/23 (144A)

 2,487,500

 $

 3,542,667

 Diversified Real Estate Activities - 0.2%

 1,260,000

 Alam Synergy Pte, Ltd., 9.0%, 1/29/19 (144A)

 $

 1,275,750

 Real Estate Services - 0.1%

 1,210,000

 Kennedy-Wilson, Inc., 5.875%, 4/1/24

 $

 1,182,775

 Total Real Estate

 $

 7,142,492

 Software & Services - 0.8%

 Internet Software & Services - 0.2%

 1,000,000

 Cimpress NV, 7.0%, 4/1/22 (144A)

 $

 1,010,000

 325,000

 j2 Cloud Services, Inc., 8.0%, 8/1/20

 339,219

 $

 1,349,219

 Data Processing & Outsourced Services - 0.6%

 1,040,000

 First Data Corp., 5.75%, 1/15/24 (144A)

 $

 1,055,600

 1,340,000

 First Data Corp., 7.0%, 12/1/23 (144A)

 1,376,850

 2,650,000

 NeuStar, Inc., 4.5%, 1/15/23

 2,173,000

 $

 4,605,450

 Total Software & Services

 $

 5,954,669

 Technology Hardware & Equipment - 0.8%

 Communications Equipment - 0.1%

 1,190,000

 CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)

 $

 1,219,750

 Technology Hardware, Storage & Peripherals - 0.5%

 1,885,000

 Diebold, Inc., 8.5%, 4/15/24 (144A)

 $

 1,908,562

 1,700,000

 NCR Corp., 6.375%, 12/15/23

 1,768,000

 $

 3,676,562

 Electronic Equipment Manufacturers - 0.2%

 1,150,000

 Zebra Technologies Corp., 7.25%, 10/15/22

 $

 1,244,990

 Total Technology Hardware & Equipment

 $

 6,141,302

 Semiconductors & Semiconductor Equipment - 0.7%

 Semiconductor Equipment - 0.3%

 2,100,000

 Entegris, Inc., 6.0%, 4/1/22 (144A)

 $

 2,163,000

 Semiconductors - 0.4%

 2,335,000

 Advanced Micro Devices, Inc., 7.0%, 7/1/24

 $

 1,757,088

 1,225,000

 Micron Technology, Inc., 5.5%, 2/1/25

 992,250

 $

 2,749,338

 Total Semiconductors & Semiconductor Equipment

 $

 4,912,338

 Telecommunication Services - 3.7%

 Integrated Telecommunication Services - 2.4%

 700,000

 CenturyLink, Inc., 6.45%, 6/15/21

 $

 714,000

 1,325,000

 CenturyLink, Inc., 6.75%, 12/1/23

 1,305,125

 450,000

 CenturyLink, Inc., 7.6%, 9/15/39

 382,500

 1,000,000

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 1,025,000

 1,920,000

 Frontier Communications Corp., 11.0%, 9/15/25 (144A)

 1,939,200

 4,200,000

 Frontier Communications Corp., 7.125%, 1/15/23

 3,717,000

 157,000

 Frontier Communications Corp., 8.5%, 4/15/20

 166,028

 160,000

 Frontier Communications Corp., 8.75%, 4/15/22

 158,000

 800,000

 Frontier Communications Corp., 9.25%, 7/1/21

 834,000

 1,200,000

 GCI, Inc., 6.75%, 6/1/21

 1,212,000

 3,000,000

 GCI, Inc., 6.875%, 4/15/25

 3,030,000

 770,000

 Windstream Corp., 7.5%, 6/1/22

 631,400

 2,680,000

 Windstream Services LLC, 6.375%, 8/1/23

 2,043,500

 590,000

 Windstream Services LLC, 7.75%, 10/1/21

 500,025

 $

 17,657,778

 Wireless Telecommunication Services - 1.3%

 200,000

 Altice Finco SA, 8.125%, 1/15/24 (144A)

 $

 195,000

 6,555,000

 Sprint Corp., 7.125%, 6/15/24

 4,916,250

 2,000,000

 Sprint Corp., 7.25%, 9/15/21

 1,615,000

 705,000

 T-Mobile USA, Inc., 6.0%, 4/15/24

 737,606

 2,000,000

 T-Mobile USA, Inc., 6.625%, 4/1/23

 2,137,500

 100,000

 Unison Ground Lease Funding LLC, 5.78%, 3/16/43 (144A)

 96,900

 100,000

 WCP Issuer llc, 6.657%, 8/15/20 (144A)

 103,373

 $

 9,801,629

 Total Telecommunication Services

 $

 27,459,407

 Utilities - 2.5%

 Electric Utilities - 0.9%

 2,765,000

 Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)

 $

 2,571,450

 1,900,000

 Talen Energy Supply LLC, 6.5%, 6/1/25

 1,686,402

 3,025,000

 TerraForm Power, 9.75%, 8/15/22 (144A)

 2,680,906

 $

 6,938,758

 Gas Utilities - 0.5%

 895,000

 DCP Midstream Operating LP, 5.6%, 4/1/44

 $

 720,475

 625,000

 Ferrellgas LP, 6.5%, 5/1/21

 595,312

 2,305,000

 Ferrellgas LP, 6.75%, 1/15/22

 2,207,038

 $

 3,522,825

 Independent Power Producers & Energy Traders - 1.1%

 4,550,000

 NRG Energy, Inc., 6.25%, 5/1/24

 $

 4,436,250

 600,000

 NRG Energy, Inc., 6.25%, 7/15/22

 588,192

 635,000

 NRG Energy, Inc., 6.625%, 3/15/23

 623,888

 1,955,000

 TerraForm Power Operating LLC, 5.875%, 2/1/23 (144A)

 1,705,738

 825,000

 TerraForm Power Operating LLC, 6.125%, 6/15/25 (144A)

 709,500

 $

 8,063,568

 Total Utilities

 $

 18,525,151

 TOTAL CORPORATE BONDS

 (Cost $312,264,637)

 $

 286,303,491

 FOREIGN GOVERNMENT BONDS - 4.0%

 IDR

 91,682,000,000

 Indonesia Treasury Bond, 8.375%, 3/15/24

 $

 7,255,012

 IDR

 113,811,000,000

 Indonesia Treasury Bond, 8.75%, 5/15/31

 9,268,972

 IDR

 76,164,000,000

 Indonesia Treasury Bond, 9.0%, 3/15/29

 6,280,858

 MXN

 69,745,500

 Mexican Bonos, 10.0%, 12/5/24

 5,222,484

 PHP

 76,000,000

 Philippine Government International Bond, 6.25%, 1/14/36

 1,812,746

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $28,219,731)

 $

 29,840,072

 SENIOR FLOATING RATE LOAN INTERESTS - 1.2% **

 Materials - 0.3%

 Diversified Metals & Mining - 0.3%

 2,122,086

 4.25

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 2,008,289

 Total Materials

 $

 2,008,289

 Capital Goods - 0.0% †

 Electrical Components & Equipment - 0.0% †

 223,353

 5.25

 Pelican Products, Inc., Term Loan (First Lien), 4/8/20

 $

 209,952

 Industrial Conglomerates - 0.0% †

 50,532

 8.25

 Filtration Group Corp., Initial Term Loan (Second Lien), 11/15/21

 $

 49,711

 Total Capital Goods

 $

 259,663

 Commercial Services & Supplies - 0.0% †

 Security & Alarm Services - 0.0% †

 26,232

 4.25

 Monitronics International, Inc., Term B Loan, 3/23/18

 $

 25,183

 Total Commercial Services & Supplies

 $

 25,183

 Consumer Durables & Apparel - 0.0% †

 Leisure Products - 0.0% †

 87,594

 3.75

 Bombardier Recreational Products, Inc., Term B-2 Loan, 1/30/19

 $

 87,656

 Total Consumer Durables & Apparel

 $

 87,656

 Media - 0.4%

 Broadcasting - 0.0% †

 58,137

 4.00

 Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 3/1/20

 $

 58,199

 Cable & Satellite - 0.3%

 244,493

 0.00

 Charter Communications, Inc., First Lien Bridge Loan 5/26/16

 $

 244,493

 1,501,884

 0.00

 Charter Communications, Inc., First Lien Bridge Loan 5/26/16

 1,501,884

 $

 1,746,377

 Publishing - 0.1%

 879,750

 6.25

 McGraw-Hill School Education Holdings llc, Term B Loan, 12/18/19

 $

 881,125

 Total Media

 $

 2,685,701

 Food & Staples Retailing - 0.1%

 Food Distributors - 0.1%

 700,000

 8.25

 Del Monte Foods Consumer Products,Term Loan (Second Lien), 5/26/21

 $

 526,750

 Total Food & Staples Retailing

 $

 526,750

 Health Care Equipment & Services - 0.0% †

 Health Care Services - 0.0% †

 67,497

 6.50

 Ardent Legacy Acquisitions, Inc., Term Loan, 7/31/21

 $

 67,834

 87,848

 6.50

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 80,820

 43,924

 6.50

 BioScrip, Inc., Term Loan, 7/31/20

 40,410

 $

 189,064

 Total Health Care Equipment & Services

 $

 189,064

 Pharmaceuticals, Biotechnology & Life Sciences - 0.0% †

 Biotechnology - 0.0% †

 171,371

 7.00

 Lantheus Medical Imaging, Inc., Initial Term Loan, 6/25/22

 $

 153,377

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 153,377

 Banks - 0.0% †

 Thrifts & Mortgage Finance - 0.0% †

 43,817

 5.50

 Ocwen Financial Corp., Initial Term Loan, 1/15/18

 $

 43,159

 Total Banks

 $

 43,159

 Diversified Financials - 0.3%

 Investment Banking & Brokerage - 0.3%

 2,025,000

 8.63

 Concentra, Inc., Initial Term Loan (Second Lien), 4/8/23

 $

 1,985,108

 Total Diversified Financials

 $

 1,985,108

 Software & Services - 0.1%

 IT Consulting & Other Services - 0.1%

 736,875

 5.75

 Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21

 $

 648,450

 Application Software - 0.0% †

 95,549

 4.25

 Vertafore, Inc., Term Loan 2013, 10/3/19

 $

 95,857

 Total Software & Services

 $

 744,307

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $8,579,630)

 $

 8,708,257

 Shares

 EQUITY LINKED NOTES - 1.2%

 Technology Hardware & Equipment - 1.2%

 Computer Storage & Peripherals - 1.2%

 99,920

 1.00

 Apple, Inc., 8/02/16

 $

 9,446,836

 Total Retailing

 $

 9,446,836

 TOTAL EQUITY LINKED NOTES

 (Cost $10,000,593)

 $

 9,446,836

 EXCHANGE TRADED FUNDS - 1.0%

 Diversified Financials - 1.0%

 Asset Management & Custody Banks - 1.0%

 313,556

 BlackRock MuniVest Fund, Inc.

 $

 3,380,134

 239,646

 BlackRock MuniYield Fund, Inc.

 3,769,631

 $

 7,149,765

 Total Diversified Financials

 $

 7,149,765

 TOTAL EXCHANGE TRADED FUNDS

 (Cost $6,243,738)

 $

 7,149,765

 TOTAL INVESTMENT IN SECURITIES - 96.7%

 (Cost $774,988,962) (a)

 $

 726,388,741

 OTHER ASSETS & LIABILITIES - 3.3%

 $

 24,759,162

 TOTAL NET ASSETS - 100.0%

 $

 751,147,903

 †

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 (PIK)

 Represents a pay in kind security.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2016, the value of these securities amounted to

$143,445,104 or 19.1% of total net assets.

 REIT

 Real Estate Investment Trust.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (Perpetual)

 Security with no stated maturity date.

 REMICS

 Real Estate Mortgage Investment Conduits.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.

These base lending rates are generally (i) the lending rate offered by one or more major

European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At April 30, 2016, the net unrealized depreciation on investments based on cost for federal income tax purposes of $777,082,734 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

              17,140,050

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

             (67,834,043)

 Net unrealized depreciation

 $

             (50,693,993)

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers).

 (d)

 Structured reinsurance investment. At April 30, 2016, the value of these securities amounted to $8,292,540 or 1.1% of total net assets.

 (e)

 Rate to be determined.

 (f)

 Security is in default.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 IDR

 Indonesian Rupiah

 MXN

 Mexican Peso

 PHP

 Philippine Peso

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of April 30, 2016, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
2,454,793

$
-

$
2,454,793

 Preferred Stocks

-

16,992

-

16,992

 Convertible Preferred Stocks

   Energy

     Oil & Gas Exploration & Production

-

20,000

-

20,000

   All Other Convertible Preferred Stocks

3,412,720

-

-

3,412,720

 Common Stocks

   Capital Goods

     Industrial Machinery

-

-

31

31

   Transportation

     Air Freight & Logistics

-

7,850

-

7,850

   All Other Common Stocks

358,248,127

-

-

358,248,127

 Asset Backed Securities

-

9,659,483

-

9,659,483

 Collateralized Mortgage Obligations

-

11,120,324

-

11,120,324

 Corporate Bonds

   Capital Goods

     Industrial Machinery

-

-

51,588

51,588

   Insurance

     Reinsurance

-

-

8,292,540

8,292,540

   All Other Corporate Bonds

-

277,959,363

-

277,959,363

 Foreign Government Bonds

-

29,840,072

-

29,840,072

 Senior Floating Rate Loan Interests

-

8,708,257

-

8,708,257

 Equity Linked Notes

-

9,446,836

-

9,446,836

 Exchange Traded Funds

7,149,765

-

-

7,149,765

 Total

$
368,810,612

$
349,233,970

$
8,344,159

$
726,388,741

 Other Financial Instruments

 Net unrealized depreciation on futures contracts

$
(1,226,798
)

$
-

$
-

$
(1,226,798
)

 Net unrealized depreciation on forward foreign currency contracts

-

(53,754
)

-

(53,754
)

 Total Other Financial Instruments

$
(1,226,798
)

$
(53,754
)

$
-

$
(1,280,552
)

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Common Stocks

 Corporate Bond

 Total

 Balance as of 7/31/15

$
31

$
10,056,177

$
10,056,208

 Realized gain (loss)1

-

12,390

12,390

 Change in unrealized appreciation (depreciation)2

-

376,194

376,194

 Purchases

-

3,806,714

3,806,714

 Sales

-

(5,907,347
)

(5,907,347
)

 Transfers in and out of Level 3 Categories

-

-

-

 Transfers in and out to Level 3*

-

-

-

 Balance as of 4/30/16

$
31

$
8,344,128

$
8,344,159

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 *

 Transfers are calculated on the beginning of period values. During the period ended April 30, 2016, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 4/30/16

$
(4,058,279
)

 Pioneer Classic Balanced Fund

 Schedule of Investments 4/30/16 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 PREFERRED STOCK - 0.0%+

 Banks - 0.0%+

 Diversified Banks - 0.0%+

 779

 6.99

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 20,371

 TOTAL PREFERRED STOCK

 (Cost $21,072)

 $

 20,371

 CONVERTIBLE PREFERRED STOCK - 0.3%

 Banks - 0.3%

 Diversified Banks - 0.3%

 700

 Wells Fargo & Co., 7.5% (Perpetual)

 $

 872,200

 TOTAL CONVERTIBLE PREFERRED STOCK

 (Cost $730,069)

 $

 872,200

 Shares

 COMMON STOCKS - 59.8%

 Energy - 3.2%

 Integrated Oil & Gas - 2.0%

 41,248

 Chevron Corp.

 $

 4,214,721

 19,585

 Occidental Petroleum Corp.

 1,501,190

 $

 5,715,911

 Oil & Gas Exploration & Production - 0.0%+

 1,833

 California Resources Corp.

 $

 4,033

 Oil & Gas Refining & Marketing - 0.5%

 15,922

 Phillips 66

 $

 1,307,355

 Oil & Gas Storage & Transportation - 0.7%

 47,773

 Spectra Energy Corp.

 $

 1,493,862

 14,748

 Targa Resources Corp.

 596,704

 $

 2,090,566

 Total Energy

 $

 9,117,865

 Materials - 1.3%

 Commodity Chemicals - 0.8%

 28,785

 LyondellBasell Industries NV

 $

 2,379,656

 Fertilizers & Agricultural Chemicals - 0.5%

 14,155

 Monsanto Co.

 $

 1,326,040

 Total Materials

 $

 3,705,696

 Capital Goods - 3.4%

 Aerospace & Defense - 1.4%

 16,003

 Honeywell International, Inc.

 $

 1,828,663

 17,853

 Raytheon Co.

 2,255,727

 $

 4,084,390

 Industrial Machinery - 2.0%

 35,404

 Ingersoll-Rand Plc

 $

 2,320,378

 20,444

 Snap-on, Inc.

 3,256,320

 $

 5,576,698

 Total Capital Goods

 $

 9,661,088

 Commercial Services & Supplies - 2.6%

 Diversified Support Services - 1.6%

 36,200

 G&K Services, Inc.

 $

 2,557,530

 57,121

 KAR Auction Services, Inc.

 2,147,750

 $

 4,705,280

 Research & Consulting Services - 1.0%

 54,426

 Nielsen Holdings Plc

 $

 2,837,772

 Total Commercial Services & Supplies

 $

 7,543,052

 Transportation - 0.8%

 Airlines - 0.8%

 68,181

 American Airlines Group, Inc.

 $

 2,365,199

 Total Transportation

 $

 2,365,199

 Consumer Services - 1.1%

 Restaurants - 1.1%

 24,846

 McDonald's Corp.

 $

 3,142,771

 Total Consumer Services

 $

 3,142,771

 Media - 2.8%

 Broadcasting - 1.2%

 40,756

 CBS Corp. (Class B)

 $

 2,278,668

 73,107

 Gannett Co, Inc.

 1,231,853

 $

 3,510,521

 Movies & Entertainment - 1.6%

 62,451

 Regal Entertainment Group

 $

 1,302,103

 44,083

 Time Warner, Inc.

 3,312,397

 $

 4,614,500

 Total Media

 $

 8,125,021

 Retailing - 4.6%

 General Merchandise Stores - 1.7%

 44,533

 Dollar General Corp. *

 $

 3,647,698

 16,601

 Target Corp.

 1,319,780

 $

 4,967,478

 Home Improvement Retail - 1.9%

 40,359

 The Home Depot, Inc.

 $

 5,403,667

 Specialty Stores - 0.6%

 14,460

 Signet Jewelers, Ltd.

 $

 1,569,778

 Automotive Retail - 0.4%

 7,780

 Advance Auto Parts, Inc.

 $

 1,214,458

 Total Retailing

 $

 13,155,381

 Food & Staples Retailing - 1.7%

 Drug Retail - 1.7%

 46,811

 CVS Health Corp.

 $

 4,704,506

 Total Food & Staples Retailing

 $

 4,704,506

 Food, Beverage & Tobacco - 5.8%

 Brewers - 1.1%

 33,653

 Molson Coors Brewing Co. (Class B)

 $

 3,218,236

 Soft Drinks - 1.3%

 79,303

 The Coca-Cola Co.

 $

 3,552,774

 Packaged Foods & Meats - 2.1%

 26,730

 Mead Johnson Nutrition Co.

 $

 2,329,520

 40,165

 The Hershey Co.

 3,739,763

 $

 6,069,283

 Tobacco - 1.3%

 39,248

 Altria Group, Inc.

 $

 2,461,242

 27,100

 Reynolds American, Inc.

 1,344,160

 $

 3,805,402

 Total Food, Beverage & Tobacco

 $

 16,645,695

 Health Care Equipment & Services - 2.2%

 Health Care Equipment - 1.5%

 52,577

 Medtronic PLC

 $

 4,161,470

 Managed Health Care - 0.7%

 11,777

 Humana, Inc.

 $

 2,085,353

 Total Health Care Equipment & Services

 $

 6,246,823

 Pharmaceuticals, Biotechnology & Life Sciences - 8.8%

 Biotechnology - 3.2%

 33,799

 AbbVie, Inc.

 $

 2,061,739

 30,227

 Celgene Corp. *

 3,125,774

 46,348

 Gilead Sciences, Inc. *

 4,088,357

 $

 9,275,870

 Pharmaceuticals - 5.6%

 46,548

 AstraZeneca Plc (A.D.R.)

 $

 1,348,030

 39,695

 Johnson & Johnson

 4,449,016

 264,886

 Pfizer, Inc.

 8,664,412

 30,858

 Zoetis, Inc.

 1,451,252

 $

 15,912,710

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 25,188,580

 Banks - 4.3%

 Diversified Banks - 3.2%

 179,753

 Bank of America Corp.

 $

 2,617,204

 131,728

 Wells Fargo & Co.

 6,583,765

 $

 9,200,969

 Regional Banks - 1.1%

 33,490

 The PNC Financial Services Group, Inc.

 $

 2,939,752

 Total Banks

 $

 12,140,721

 Diversified Financials - 3.3%

 Specialized Finance - 0.9%

 29,253

 CME Group, Inc./IL

 $

 2,688,643

 Consumer Finance - 0.9%

 21,470

 Discover Financial Services, Inc.

 $

 1,208,117

 39,807

 Synchrony Financial

 1,216,900

 $

 2,425,017

 Asset Management & Custody Banks - 1.0%

 107,845

 Ares Capital Corp.

 $

 1,638,166

 79,470

 TCP Capital Corp.

 1,174,567

 $

 2,812,733

 Investment Banking & Brokerage - 0.5%

 40,272

 Lazard, Ltd.

 $

 1,451,806

 Total Diversified Financials

 $

 9,378,199

 Real Estate - 2.6%

 Hotel & Lodging REIT - 1.0%

 113,179

 Chesapeake Lodging Trust

 $

 2,787,599

 Specialized REIT - 1.6%

 63,206

 Iron Mountain Inc.

 $

 2,308,915

 24,914

 Lamar Advertising Company

 1,545,665

 35,736

 Outfront Media, Inc.

 775,114

 $

 4,629,694

 Total Real Estate

 $

 7,417,293

 Software & Services - 6.9%

 Internet Software & Services - 3.7%

 9,185

 Alphabet, Inc. (Class A)

 $

 6,501,878

 2,599

 Alphabet, Inc. (Class C)

 1,801,133

 94,223

 eBay, Inc. *

 2,301,868

 $

 10,604,879

 Systems Software - 3.2%

 11,501

 Check Point Software Technologies, Ltd. *

 $

 953,088

 165,584

 Microsoft Corp.

 8,257,674

 $

 9,210,762

 Total Software & Services

 $

 19,815,641

 Technology Hardware & Equipment - 2.1%

 Computer Storage & Peripherals - 2.1%

 64,222

 Apple, Inc.

 $

 6,020,170

 Total Technology Hardware & Equipment

 $

 6,020,170

 Semiconductors & Semiconductor Equipment - 1.9%

 Semiconductors - 1.9%

 22,793

 Analog Devices, Inc.

 $

 1,283,702

 40,432

 Microchip Technology, Inc.

 1,964,591

 40,671

 Qualcomm, Inc.

 2,054,699

 $

 5,302,992

 Total Semiconductors & Semiconductor Equipment

 $

 5,302,992

 Utilities - 0.4%

 Multi-Utilities - 0.4%

 26,022

 CMS Energy Corp.

 $

 1,058,575

 Total Utilities

 $

 1,058,575

 TOTAL COMMON STOCKS

 (Cost $151,856,426)

 $

 170,735,268

 Principal Amount ($)

 Floating

 Rate (b)

 ASSET BACKED SECURITIES - 1.8%

 500,000

 American Credit Acceptance Receivables Trust 2014-1, 5.2%, 4/12/21 (144A)

 $

 496,375

 250,000

 American Credit Acceptance Receivables Trust 2014-2, 4.96%, 5/10/21 (144A)

 252,866

 250,000

 AmeriCredit Automobile Receivables Trust 2012-4, 3.82%, 2/10/20 (144A)

 252,517

 250,000

 Ascentium Equipment Receivables 2015-1 LLC, 3.24%, 1/10/22 (144A)

 251,666

 99,989

 AXIS Equipment Finance Receivables II LLC, 3.81%, 4/20/18 (144A)

 100,537

 76,394

 0.94

 Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44

 75,946

 150,000

 California Republic Auto Receivables Trust 2014-3, 3.61%, 6/15/21

 147,994

 81,241

 Consumer Credit Origination Loan Trust 2015-1, 2.82%, 3/15/21 (144A)

 81,267

 9,415

 Credit-Based Asset Servicing and Securitization LLC, 4.87536%, 7/25/35 (Step)

 9,397

 250,000

 CRG Issuer 2015-1, 4.07%, 7/11/22 (144A)

 248,125

 130,570

 2.44

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 10/25/23

 131,235

 250,000

 Flagship Credit Auto Trust 2013-1, 5.38%, 7/15/20 (144A)

 248,956

 187,608

 FNA 2015-1 Trust, 3.24%, 12/10/23 (144A)

 187,667

 168,584

 GO Financial Auto Securitization Trust 2015-2, 3.27%, 11/15/18 (144A)

 168,184

 250,000

 Green Tree Agency Advance Funding Trust I, 4.6692%, 10/15/48 (144A)

 249,940

 41,427

 Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 5/15/41

 42,867

 189,803

 Nations Equipment Finance Funding II LLC, 3.276%, 1/22/19 (144A)

 187,752

 350,000

 Navitas Equipment Receivables LLC 2015-1, 4.5%, 5/17/21 (144A)

 353,385

 265,000

 2.01

 NovaStar Mortgage Funding Trust Series 2004-3, Floating Rate Note, 12/25/34

 250,603

 435,000

 1.03

 PFS Financing Corp., Floating Rate Note, 2/15/19 (144A)

 433,564

 150,537

 STORE Master Funding LLC, 5.77%, 8/20/42 (144A)

 158,472

 411,282

 SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)

 405,522

 83,245

 VOLT XIX LLC, 3.875%, 4/26/55 (Step) (144A)

 82,974

 300,000

 Westgate Resorts 2016-1 LLC, 4.5%, 12/20/28 (144A)

 298,031

 TOTAL ASSET BACKED SECURITIES

 (Cost $5,148,673)

 $

 5,115,842

 COLLATERALIZED MORTGAGE OBLIGATIONS - 3.8%

 330,000

 2.63

 BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)

 $

 328,394

 200,000

 2.38

 BAMLL Commercial Mortgage Securities Trust 2014-INLD, Floating Rate Note, 12/17/29 (144A)

 197,391

 29,921

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 30,353

 32,786

 4.99

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, Floating Rate Note, 9/11/42

 32,844

 290,000

 2.28

 Carefree Portfolio Trust 2014-CARE, Floating Rate Note, 11/15/29 (144A)

 289,476

 600,000

 2.93

 CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)

 590,971

 300,000

 Citigroup Commercial Mortgage Trust 2014-GC25 REMICS, 3.371%, 10/11/47

 315,512

 100,000

 4.65

 City Center Trust 2011-CCHP, Floating Rate Note, 7/17/28 (144A)

 100,140

 168,000

 COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45

 170,673

 65,165

 Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 4/15/37

 60,630

 289,160

 Fannie Mae, Series 2011-25 Class KA, 3.0%, 1/25/24

 296,473

 781,500

 Federal Home Loan Mortgage Corp. REMICS, 3.5%, 11/15/25

 844,299

 88,141

 1.09

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/24

 90,421

 74,485

 0.84

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/41

 74,967

 50,206

 Federal Home Loan Mortgage Corp., 3.0%, 10/15/38

 51,661

 60,426

 0.75

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/36

 60,589

 87,520

 0.73

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/36

 87,852

 240,036

 0.88

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/41

 240,373

 38,166

 0.98

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 38,612

 167,419

 Freddie Mac, 2.5%, 8/15/25

 170,334

 438,960

 Freddie Mac, 3.5%, 10/15/28

 448,334

 409,118

 Freddie Mac, Series 3227 Class PR, 5.5%, 9/15/35

 423,301

 109,000

 3.95

 FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)

 112,256

 420,000

 3.49

 GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/34 (144A)

 420,183

 64,475

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)

 62,174

 43,297

 0.93

 Government National Mortgage Association, Floating Rate Note, 11/20/30

 43,604

 500,000

 GS Mortgage Securities Corp. II, 3.377%, 5/10/45

 528,888

 187,074

 1.06

 Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34

 176,934

 500,000

 JP Morgan Chase Commercial Mortgage Securities Corp., 2.84%, 12/17/47

 514,801

 250,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.6159%, 11/15/43 (144A)

 255,607

 450,000

 1.35

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)

 444,636

 922,774

 3.00

 JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)

 945,410

 30,923

 1.22

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-D REMICS, Floating Rate Note, 9/25/29

 26,871

 490,000

 5.78

 Merrill Lynch Mortgage Trust 2006-C2, Floating Rate Note, 8/12/43

 491,951

 589,865

 3.25

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 600,865

 3,237

 ORES NPL 2013-LV2 LLC, 3.081%, 9/25/25 (144A)

 3,221

 44,929

 RALI Series 2004-QS3 Trust, 5.0%, 3/25/19

 44,681

 9,771

 2.58

 Resource Capital Corp. CRE Notes 2013, Ltd., Floating Rate Note, 6/15/16 (144A)

 9,774

 68,575

 2.25

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 67,863

 676,868

 3.00

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 674,173

 87,692

 3.19

 Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34

 86,545

 406,570

 2.87

 Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)

 408,603

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $10,795,038)

 $

 10,862,640

 CORPORATE BONDS - 17.3%

 Energy - 2.6%

 Oil & Gas Drilling - 0.2%

 235,000

 Ensco Plc, 4.5%, 10/1/24

 $

 168,612

 240,000

 Pride International, Inc., 6.875%, 8/15/20

 223,800

 100,000

 Rowan Companies, Inc., 4.75%, 1/15/24

 79,258

 51,000

 Rowan Companies, Inc., 5.85%, 1/15/44

 34,808

 $

 506,478

 Oil & Gas Equipment & Services - 0.1%

 250,000

 Weatherford International, Ltd., 5.95%, 4/15/42

 $

 185,000

 205,000

 Weatherford International, Ltd., 9.625%, 3/1/19

 215,250

 $

 400,250

 Integrated Oil & Gas - 0.4%

 250,000

 ConocoPhillips Co., 2.875%, 11/15/21

 $

 250,594

 175,000

 Exxon Mobil Corp., 2.397%, 3/6/22

 178,611

 185,000

 Petroleos Mexicanos, 3.5%, 1/30/23

 171,819

 250,000

 Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)

 265,621

 250,000

 Statoil ASA, 2.9%, 11/8/20

 258,999

 $

 1,125,644

 Oil & Gas Exploration & Production - 0.1%

 200,000

 Dolphin Energy, Ltd., 5.5%, 12/15/21 (144A)

 $

 223,950

 Oil & Gas Refining & Marketing - 0.4%

 300,000

 GS Caltex Corp., 3.25%, 10/1/18 (144A)

 $

 307,210

 360,000

 Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)

 389,046

 370,000

 Valero Energy Corp., 9.375%, 3/15/19

 440,223

 $

 1,136,479

 Oil & Gas Storage & Transportation - 1.3%

 250,000

 Boardwalk Pipelines LP, 4.95%, 12/15/24

 $

 233,058

 330,000

 Boardwalk Pipelines LP, 5.5%, 2/1/17

 334,006

 183,000

 Buckeye Partners LP, 5.85%, 11/15/43

 166,310

 200,000

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 214,000

 220,000

 5.85

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 138,600

 250,000

 1.28

 Enbridge, Inc., Floating Rate Note, 10/1/16

 248,234

 250,000

 Energy Transfer Partners LP, 2.5%, 6/15/18

 244,709

 250,000

 Enterprise Products Operating LLC, 2.55%, 10/15/19

 254,117

 200,000

 Kinder Morgan, Inc. Delaware, 3.05%, 12/1/19

 198,875

 165,000

 ONEOK Partners LP, 6.15%, 10/1/16

 167,405

 250,000

 Plains All American Pipeline LP, 4.9%, 2/15/45

 204,912

 425,000

 Questar Pipeline Co., 5.83%, 2/1/18

 454,149

 200,000

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 211,676

 200,000

 The Williams Companies, Inc., 5.75%, 6/24/44

 156,000

 242,000

 The Williams Companies, Inc., 7.75%, 6/15/31

 227,480

 100,000

 TransCanada PipeLines, Ltd., 1.875%, 1/12/18

 100,086

 200,000

 6.35

 TransCanada PipeLines, Ltd., Floating Rate Note, 5/15/67

 137,500

 $

 3,691,117

 Coal & Consumable Fuels - 0.1%

 250,000

 Corp Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)

 $

 272,632

 Total Energy

 $

 7,356,550

 Materials - 1.0%

 Fertilizers & Agricultural Chemicals - 0.2%

 250,000

 Agrium, Inc., 4.125%, 3/15/35

 $

 230,483

 250,000

 FMC Corp., 4.1%, 2/1/24

 259,114

 200,000

 Monsanto Co., 1.15%, 6/30/17

 199,780

 $

 689,377

 Industrial Gases - 0.1%

 250,000

 Praxair Inc., 2.65%, 2/5/25

 $

 252,107

 Specialty Chemicals - 0.0%+

 100,000

 The Valspar Corp., 3.3%, 2/1/25

 $

 99,316

 Construction Materials - 0.1%

 125,000

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 $

 139,067

 Metal & Glass Containers - 0.1%

 175,000

 Ball Corp., 4.0%, 11/15/23

 $

 173,206

 Paper Packaging - 0.2%

 250,000

 International Paper Co., 3.8%, 1/15/26

 $

 260,962

 250,000

 International Paper Co., 6.0%, 11/15/41

 291,165

 $

 552,127

 Diversified Metals & Mining - 0.1%

 350,000

 Gold Fields Orogen Holdings BVI, Ltd., 4.875%, 10/7/20 (144A)

 $

 327,250

 Steel - 0.2%

 200,000

 Glencore Funding LLC, 4.125%, 5/30/23 (144A)

 $

 179,880

 250,000

 Reliance Steel & Aluminum Co., 4.5%, 4/15/23

 252,488

 150,000

 Worthington Industries, Inc., 4.55%, 4/15/26

 151,692

 $

 584,060

 Total Materials

 $

 2,816,510

 Capital Goods - 0.8%

 Aerospace & Defense - 0.2%

 100,000

 Lockheed Martin Corp., 3.1%, 1/15/23

 $

 104,802

 200,000

 Rockwell Collins, Inc., 3.7%, 12/15/23

 214,671

 250,000

 United Technologies Corp., 1.778%, 5/4/18 (Step)

 251,598

 $

 571,071

 Building Products - 0.2%

 450,000

 Masco Corp., 4.45%, 4/1/25

 $

 469,692

 175,000

 5.75

 Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53

 183,969

 $

 653,661

 Construction & Engineering - 0.0%+

 51,000

 Valmont Industries, Inc., 6.625%, 4/20/20

 $

 57,419

 Industrial Conglomerates - 0.1%

 200,000

 3M Co., 1.625%, 6/15/19

 $

 203,243

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 250,000

 Cummins, Inc., 5.65%, 3/1/98

 $

 267,306

 250,000

 Wabtec Corp. Delaware, 4.375%, 8/15/23

 268,900

 $

 536,206

 Industrial Machinery - 0.1%

 200,000

 CNH Industrial Capital LLC, 3.375%, 7/15/19

 $

 197,000

 Total Capital Goods

 $

 2,218,600

 Commercial Services & Supplies - 0.1%

 Research & Consulting Services - 0.1%

 186,000

 Verisk Analytics, Inc., 5.5%, 6/15/45

 $

 183,171

 Total Commercial Services & Supplies

 $

 183,171

 Transportation - 0.5%

 Airlines - 0.2%

 135,692

 Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)

 $

 139,084

 246,092

 Air Canada 2015-1 Class A Pass Through Trust, 3.6%, 3/15/27 (144A)

 249,783

 1,094

 Continental Airlines 1998-1 Class A Pass Through Trust, 6.648%, 9/15/17

 1,113

 58,234

 Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19

 61,396

 250,000

 Southwest Airlines Co., 2.65%, 11/5/20

 254,159

 $

 705,535

 Railroads - 0.2%

 150,000

 Burlington Northern Santa Fe LLC, 5.15%, 9/1/43

 $

 180,474

 250,000

 TTX Co., 2.25%, 2/1/19 (144A)

 252,693

 $

 433,167

 Highways & Railtracks - 0.1%

 300,000

 ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)

 $

 302,939

 Total Transportation

 $

 1,441,641

 Automobiles & Components - 0.2%

 Auto Parts & Equipment - 0.1%

 250,000

 Johnson Controls, Inc., 1.4%, 11/2/17

 $

 249,610

 Automobile Manufacturers - 0.1%

 250,000

 Ford Motor Credit Co. LLC, 2.875%, 10/1/18

 $

 256,146

 Total Automobiles & Components

 $

 505,756

 Consumer Durables & Apparel - 0.2%

 Homebuilding - 0.2%

 200,000

 DR Horton, Inc., 4.0%, 2/15/20

 $

 207,500

 250,000

 PulteGroup, Inc., 4.25%, 3/1/21

 254,375

 $

 461,875

 Total Consumer Durables & Apparel

 $

 461,875

 Consumer Services - 0.3%

 Hotels, Resorts & Cruise Lines - 0.1%

 250,000

 Marriott International, Inc., 3.125%, 10/15/21

 $

 253,925

 120,000

 Marriott International, Inc., 3.375%, 10/15/20

 123,831

 $

 377,756

 Restaurants - 0.1%

 140,000

 Starbucks Corp., 0.875%, 12/5/16

 $

 140,219

 Education Services - 0.1%

 250,000

 Colby College, 4.25%, 7/1/55

 $

 239,898

 Total Consumer Services

 $

 757,873

 Media - 0.3%

 Cable & Satellite - 0.1%

 225,000

 CCO Safari II LLC, 6.384%, 10/23/35 (144A)

 $

 259,717

 125,000

 Sky Plc, 6.1%, 2/15/18 (144A)

 134,475

 25,000

 Time Warner Cable, Inc., 6.55%, 5/1/37

 28,770

 $

 422,962

 Movies & Entertainment - 0.1%

 250,000

 The Met, 3.4%, 7/1/45

 $

 247,370

 Publishing - 0.1%

 95,000

 Thomson Reuters Corp., 0.875%, 5/23/16

 $

 95,000

 250,000

 Thomson Reuters Corp., 1.3%, 2/23/17

 249,662

 $

 344,662

 Total Media

 $

 1,014,994

 Retailing - 0.2%

 Catalog Retail - 0.0%+

 225,000

 QVC, Inc., 4.45%, 2/15/25

 $

 223,363

 Apparel Retail - 0.1%

 250,000

 The TJX Companies, Inc., 2.75%, 6/15/21

 $

 261,252

 Home Improvement Retail - 0.1%

 250,000

 The Home Depot, Inc., 2.625%, 6/1/22

 $

 258,738

 Total Retailing

 $

 743,353

 Food & Staples Retailing - 0.2%

 Drug Retail - 0.2%

 250,000

 CVS Health Corp., 3.5%, 7/20/22

 $

 266,154

 153,135

 CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)

 166,917

 107,529

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 118,156

 $

 551,227

 Total Food & Staples Retailing

 $

 551,227

 Food, Beverage & Tobacco - 0.2%

 Brewers - 0.0%+

 55,000

 Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19

 $

 64,048

 Agricultural Products - 0.1%

 410,000

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 411,285

 Packaged Foods & Meats - 0.1%

 250,000

 Kraft Heinz Foods Co., 3.5%, 6/6/22

 $

 265,265

 Total Food, Beverage & Tobacco

 $

 740,598

 Household & Personal Products - 0.1%

 Household Products - 0.1%

 200,000

 Kimberly-Clark de Mexico SAB de CV, 3.8%, 4/8/24 (144A)

 $

 208,013

 200,000

 Reckitt Benckiser Treasury Services Plc, 2.125%, 9/21/18 (144A)

 201,032

 $

 409,045

 Total Household & Personal Products

 $

 409,045

 Health Care Equipment & Services - 0.2%

 Health Care Equipment - 0.2%

 250,000

 Becton Dickinson and Co., 1.8%, 12/15/17

 $

 251,321

 150,000

 Boston Scientific Corp., 2.65%, 10/1/18

 152,934

 $

 404,255

 Managed Health Care - 0.0%+

 100,000

 Anthem, Inc., 3.3%, 1/15/23

 $

 101,976

 Total Health Care Equipment & Services

 $

 506,231

 Pharmaceuticals, Biotechnology & Life Sciences - 0.3%

 Biotechnology - 0.2%

 250,000

 Biogen, Inc., 4.05%, 9/15/25

 $

 268,788

 165,000

 Gilead Sciences, Inc., 3.25%, 9/1/22

 174,828

 $

 443,616

 Life Sciences Tools & Services - 0.1%

 350,000

 Thermo Fisher Scientific, Inc., 3.0%, 4/15/23

 $

 354,730

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 798,346

 Banks - 2.0%

 Diversified Banks - 1.3%

 300,000

 Bank of America Corp., 4.1%, 7/24/23

 $

 319,257

 305,000

 Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)

 305,366

 200,000

 BPCE SA, 4.875%, 4/1/26 (144A)

 201,496

 250,000

 Citigroup, Inc., 2.55%, 4/8/19

 254,601

 250,000

 Citigroup, Inc., 3.875%, 3/26/25

 248,338

 200,000

 Cooperatieve Rabobank UA, 3.875%, 2/8/22

 215,303

 300,000

 Export-Import Bank of Korea, 2.875%, 9/17/18

 307,170

 250,000

 First Tennessee Bank NA, 2.95%, 12/1/19

 251,045

 200,000

 HSBC Holdings Plc, 4.875%, 1/14/22

 219,914

 200,000

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 228,840

 250,000

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 284,424

 250,000

 Nordea Bank AB, 4.25%, 9/21/22 (144A)

 260,303

 150,000

 Royal Bank of Canada, 1.45%, 9/9/16

 150,379

 400,000

 8.00

 Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)

 383,375

 200,000

 Wells Fargo & Co., 4.125%, 8/15/23

 214,016

 $

 3,843,827

 Regional Banks - 0.7%

 138,000

 BB&T Corp., 1.6%, 8/15/17

 $

 138,652

 250,000

 HSBC Bank USA NA New York NY, 6.0%, 8/9/17

 262,226

 300,000

 KeyBank NA Cleveland Ohio, 2.25%, 3/16/20

 299,615

 250,000

 KeyBank NA Cleveland Ohio, 2.35%, 3/8/19

 253,022

 370,000

 PNC Bank NA, 5.25%, 1/15/17

 380,198

 300,000

 SunTrust Bank, 1.35%, 2/15/17

 300,267

 210,000

 6.75

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 232,312

 $

 1,866,292

 Total Banks

 $

 5,710,119

 Diversified Financials - 1.9%

 Other Diversified Financial Services - 0.3%

 400,000

 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)

 $

 429,609

 121,000

 General Electric Co., 6.75%, 3/15/32

 167,247

 325,000

 6.75

 JPMorgan Chase & Co., Floating Rate Note, 8/29/49

 359,564

 $

 956,420

 Specialized Finance - 0.4%

 175,000

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 $

 198,406

 200,000

 BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros, 5.5%, 7/16/20 (144A)

 206,500

 500,000

 Private Export Funding Corp., 2.3%, 9/15/20

 517,380

 250,000

 USAA Capital Corp., 2.45%, 8/1/20 (144A)

 256,534

 $

 1,178,820

 Consumer Finance - 0.5%

 250,000

 Ally Financial, Inc., 4.625%, 3/30/25

 $

 252,500

 250,000

 American Express Co., 1.55%, 5/22/18

 250,585

 360,000

 Capital One Bank USA NA, 8.8%, 7/15/19

 425,015

 300,000

 Capital One Financial Corp., 3.75%, 4/24/24

 309,991

 250,000

 Capital One NA, 1.65%, 2/5/18

 248,973

 $

 1,487,064

 Asset Management & Custody Banks - 0.2%

 300,000

 KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)

 $

 304,101

 250,000

 Neuberger Berman Group LLC, 4.875%, 4/15/45 (144A)

 211,286

 $

 515,387

 Investment Banking & Brokerage - 0.2%

 75,000

 KKR Group Finance Co III LLC, 5.125%, 6/1/44 (144A)

 $

 73,629

 250,000

 Morgan Stanley, 2.65%, 1/27/20

 253,625

 250,000

 Morgan Stanley, 4.1%, 5/22/23

 258,474

 $

 585,728

 Diversified Capital Markets - 0.3%

 413,000

 GE Capital International Funding Co Unlimited Co., 4.418%, 11/15/35 (144A)

 $

 453,508

 400,000

 2.29

 ICBCIL Finance Co, Ltd., Floating Rate Note, 11/13/18 (144A)

 402,384

 $

 855,892

 Total Diversified Financials

 $

 5,579,311

 Insurance - 2.4%

 Life & Health Insurance - 0.4%

 220,000

 Principal Financial Group, Inc., 3.3%, 9/15/22

 $

 226,908

 75,000

 Principal Life Global Funding II, 1.5%, 4/18/19 (144A)

 74,479

 335,000

 Protective Life Corp., 7.375%, 10/15/19

 387,342

 200,000

 5.62

 Prudential Financial, Inc., Floating Rate Note, 6/15/43

 208,454

 150,000

 5.88

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 162,112

 $

 1,059,295

 Multi-line Insurance - 0.3%

 200,000

 AIG, 3.875%, 1/15/35

 $

 185,450

 250,000

 AXA SA, 8.6%, 12/15/30

 335,072

 200,000

 New York Life Global Funding, 1.125%, 3/1/17 (144A)

 200,242

 200,000

 New York Life Global Funding, 1.45%, 12/15/17 (144A)

 201,301

 $

 922,065

 Property & Casualty Insurance - 0.4%

 300,000

 The Hanover Insurance Group, Inc., 4.5%, 4/15/26

 $

 303,563

 250,000

 The Hanover Insurance Group, Inc., 6.375%, 6/15/21

 302,500

 $

 606,063

 Reinsurance - 1.3%

 250,000

 4.05

 Acorn Re, Ltd., Floating Rate Note, 7/17/18 (Cat Bond) (144A)

 $

 252,250

 250,000

 6.20

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 256,825

 250,000

 3.98

 Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)

 249,400

 250,000

 6.96

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond)  (144A)

 251,100

 250,000

 9.46

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 252,725

 250,000

 Kilimanjaro Re, Ltd., Floating Rate Note, 3/31/19 (Cat Bond) (144A)

 250,000

 250,000

 4.98

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 250,000

 250,000

 Lahinch Re, Ltd., Variable Rate Notes, 5/10/21 (f)(g)

 240,683

 100,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (f)(g)

 7,000

 150,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (f)(g)

 150,240

 250,000

 4.80

 PennUnion Re, Ltd., Floating Rate Note, 12/7/18 (Cat Bond) (144A)

 249,825

 250,000

 6.05

 Queen Street X Re, Ltd., Floating Rate Note, 6/8/18 (Cat Bond) (144A)

 249,575

 250,000

 5.30

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 12/6/17 (Cat Bond) (144A)

 248,100

 300,000

 Resilience Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond)

 271,320

 250,000

 3.23

 Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)

 247,400

 250,000

 4.21

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 248,700

 250,000

 4.11

 Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 250,375

 250,000

 Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (f)(g)

 283,525

 $

 4,209,043

 Total Insurance

 $

 6,796,466

 Real Estate - 0.4%

 Diversified REIT - 0.3%

 200,000

 DCT Industrial Operating Partnership LP, 4.5%, 10/15/23

 $

 206,923

 300,000

 Duke Realty LP, 3.75%, 12/1/24

 303,019

 250,000

 Essex Portfolio LP, 3.5%, 4/1/25

 254,512

 $

 764,454

 Office REIT - 0.1%

 110,000

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 $

 118,199

 250,000

 Highwoods Realty LP, 3.625%, 1/15/23

 249,634

 $

 367,833

 Total Real Estate

 $

 1,132,287

 Software & Services - 0.1%

 Systems Software - 0.1%

 250,000

 Oracle Corp., 2.5%, 5/15/22

 $

 255,362

 Total Software & Services

 $

 255,362

 Technology Hardware & Equipment - 0.3%

 Communications Equipment - 0.1%

 150,000

 Cisco Systems, Inc., 2.9%, 3/4/21

 $

 157,700

 250,000

 Cisco Systems, Inc., 3.5%, 6/15/25

 274,173

 $

 431,873

 Technology Hardware Storage & Peripherals - 0.1%

 250,000

 Apple, Inc., 3.25%, 2/23/26

 $

 261,541

 Electronic Manufacturing Services - 0.1%

 250,000

 Flextronics International, Ltd., 4.75%, 6/15/25

 $

 249,375

 Total Technology Hardware & Equipment

 $

 942,789

 Semiconductors & Semiconductor Equipment - 0.4%

 Semiconductors - 0.4%

 250,000

 Altera Corp., 2.5%, 11/15/18

 $

 257,825

 250,000

 Intel Corp., 4.9%, 7/29/45

 286,246

 150,000

 Micron Semiconductor Asia Pte, Ltd., 1.258%, 1/15/19

 149,652

 200,000

 Texas Instruments, Inc., 0.875%, 3/12/17

 200,030

 150,000

 Xilinx, Inc., 3.0%, 3/15/21

 156,553

 $

 1,050,306

 Total Semiconductors & Semiconductor Equipment

 $

 1,050,306

 Telecommunication Services - 1.0%

 Integrated Telecommunication Services - 0.6%

 250,000

 AT&T, Inc., 4.75%, 5/15/46

 $

 251,906

 60,000

 CenturyLink, Inc., 7.5%, 4/1/24

 60,150

 170,000

 Frontier Communications Corp., 10.5%, 9/15/22 (144A)

 174,908

 350,000

 Telefonica Emisiones SAU, 5.462%, 2/16/21

 397,977

 300,000

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 316,391

 195,000

 Verizon Communications, Inc., 5.012%, 8/21/54

 200,273

 196,000

 Verizon Communications, Inc., 6.55%, 9/15/43

 258,531

 $

 1,660,136

 Wireless Telecommunication Services - 0.4%

 250,000

 Crown Castle Towers LLC, 3.222%, 5/15/22 (144A)

 $

 254,160

 240,000

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 256,653

 250,000

 Crown Castle Towers LLC, 5.495%, 1/15/17 (144A)

 251,638

 140,000

 Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)

 155,059

 140,000

 T-Mobile USA, Inc., 6.0%, 4/15/24

 146,475

 100,000

 WCP Issuer llc, 6.657%, 8/15/20 (144A)

 103,373

 $

 1,167,358

 Total Telecommunication Services

 $

 2,827,494

 Utilities - 1.6%

 Electric Utilities - 1.4%

 225,000

 Commonwealth Edison Co., 6.15%, 9/15/17

 $

 239,982

 230,000

 Edison International, 2.95%, 3/15/23

 231,124

 100,000

 Electricite de France SA, 6.0%, 1/22/14 (144A)

 104,350

 250,000

 5.25

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 240,975

 270,000

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 297,595

 200,000

 8.13

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 230,750

 250,000

 Exelon Corp., 2.85%, 6/15/20

 255,125

 76,781

 FPL Energy American Wind LLC, 6.639%, 6/20/23 (144A)

 76,737

 13,318

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 12,652

 560,000

 Iberdrola International BV, 6.75%, 7/15/36

 720,185

 200,000

 Israel Electric Corp., Ltd., 6.7%, 2/10/17 (144A)

 207,066

 200,000

 Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)

 221,630

 125,000

 Nevada Power Co., 6.5%, 8/1/18

 138,956

 250,000

 NextEra Energy Capital Holdings, Inc., 2.056%, 9/1/17

 251,831

 53,837

 OrCal Geothermal, Inc., 6.21%, 12/30/20 (144A)

 54,981

 275,000

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 306,511

 250,000

 Southwestern Electric Power Co., 3.9%, 4/1/45

 233,369

 165,000

 Talen Energy Supply LLC, 6.5%, 6/1/25

 146,451

 $

 3,970,270

 Gas Utilities - 0.1%

 250,000

 Southern California Gas Co., 5.125%, 11/15/40

 $

 300,338

 Independent Power Producers & Energy Traders - 0.1%

 76,130

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 78,447

 120,000

 NRG Energy, Inc., 6.25%, 5/1/24

 117,000

 $

 195,447

 Total Utilities

 $

 4,466,055

 TOTAL CORPORATE BONDS

 (Cost $47,952,338)

 $

 49,265,959

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 13.6%

 1,961,375

 Fannie Mae, 3.5%, 12/1/45

 $

 2,056,098

 1,562,519

 Fannie Mae, 3.5%, 7/1/43

 1,640,146

 352,615

 Fannie Mae, 3.5%, 7/1/45

 369,644

 1,154,380

 Fannie Mae, 3.5%, 8/1/45

 1,210,130

 976,536

 Fannie Mae, 3.5%, 9/1/44

 1,023,697

 539,348

 Fannie Mae, 3.5%, 9/1/45

 565,395

 121,767

 Fannie Mae, 4.0%, 1/1/41

 130,160

 473,319

 Fannie Mae, 4.0%, 2/1/41

 507,119

 974,713

 Fannie Mae, 4.0%, 2/1/41

 1,044,478

 593,669

 Fannie Mae, 4.0%, 3/1/41

 636,162

 749,783

 Fannie Mae, 4.0%, 6/1/42

 805,600

 606,086

 Fannie Mae, 4.0%, 7/1/43

 647,397

 388,792

 Fannie Mae, 4.0%, 7/1/44

 415,128

 315,282

 Fannie Mae, 4.0%, 8/1/43

 337,417

 337,111

 Fannie Mae, 4.0%, 8/1/43

 360,397

 508,739

 Fannie Mae, 4.0%, 9/1/40

 545,036

 371,111

 Fannie Mae, 4.0%, 9/1/40

 397,669

 286,472

 Fannie Mae, 4.0%, 9/1/42

 307,044

 480,291

 Fannie Mae, 4.0%, 9/1/44

 512,889

 26,538

 Fannie Mae, 4.5%, 11/1/20

 27,663

 8,447

 Fannie Mae, 4.5%, 12/1/43

 9,309

 616,842

 Fannie Mae, 4.5%, 12/1/43

 671,450

 474,189

 Fannie Mae, 4.5%, 4/1/41

 517,279

 667,393

 Fannie Mae, 4.5%, 6/1/40

 728,177

 17,101

 Fannie Mae, 5.0%, 5/1/18

 17,617

 32,746

 Fannie Mae, 5.0%, 6/1/37

 36,194

 121,581

 Fannie Mae, 5.5%, 10/1/35

 137,266

 13,966

 Fannie Mae, 5.5%, 12/1/34

 15,788

 55,160

 Fannie Mae, 5.5%, 12/1/35

 61,927

 54,352

 Fannie Mae, 5.5%, 12/1/35

 61,308

 61,053

 Fannie Mae, 5.5%, 3/1/23

 66,095

 6,871

 Fannie Mae, 5.5%, 3/1/34

 7,685

 47,129

 Fannie Mae, 5.5%, 5/1/37

 52,992

 207,752

 Fannie Mae, 5.5%, 5/1/38

 233,324

 30,150

 Fannie Mae, 6.0%, 10/1/37

 34,343

 29,375

 Fannie Mae, 6.0%, 12/1/33

 33,853

 16,547

 Fannie Mae, 6.0%, 12/1/37

 18,870

 3,465

 Fannie Mae, 6.0%, 8/1/32

 3,996

 1,311

 Fannie Mae, 6.0%, 9/1/29

 1,510

 12,170

 Fannie Mae, 6.5%, 10/1/32

 13,953

 21,413

 Fannie Mae, 6.5%, 4/1/29

 24,388

 33,794

 Fannie Mae, 6.5%, 5/1/32

 40,062

 5,464

 Fannie Mae, 6.5%, 7/1/29

 6,265

 26,544

 Fannie Mae, 6.5%, 9/1/32

 31,654

 13,445

 Fannie Mae, 7.0%, 1/1/36

 15,517

 177

 Fannie Mae, 8.0%, 5/1/31

 179

 642,061

 Federal Home Loan Mortgage Corp., 3.5%, 1/1/45

 673,126

 234,068

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/28

 250,406

 207,411

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/26

 219,659

 421,733

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/42

 442,804

 1,921,102

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/45

 2,014,051

 657,609

 Federal Home Loan Mortgage Corp., 3.5%, 6/1/45

 689,426

 707,946

 Federal Home Loan Mortgage Corp., 3.5%, 7/1/44

 742,199

 93,430

 Federal Home Loan Mortgage Corp., 3.5%, 8/1/44

 97,951

 1,795,160

 Federal Home Loan Mortgage Corp., 3.5%, 9/1/42

 1,884,491

 479,987

 Federal Home Loan Mortgage Corp., 4.0%, 1/1/41

 513,984

 1,092,579

 Federal Home Loan Mortgage Corp., 4.0%, 10/1/44

 1,166,964

 703,512

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/40

 753,176

 840,208

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/40

 899,711

 382,670

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/44

 408,678

 379,809

 Federal Home Loan Mortgage Corp., 4.0%, 2/1/40

 406,705

 1,250,673

 Federal Home Loan Mortgage Corp., 4.0%, 6/1/44

 1,335,553

 348,301

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 371,974

 367,242

 Federal Home Loan Mortgage Corp., 4.0%, 9/1/44

 392,178

 308,625

 Federal Home Loan Mortgage Corp., 4.5%, 5/1/40

 337,412

 311,682

 Federal Home Loan Mortgage Corp., 4.5%, 5/1/41

 341,223

 164,043

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/40

 179,458

 84,914

 Federal Home Loan Mortgage Corp., 4.5%, 8/1/34

 92,543

 59,052

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 65,503

 61,451

 Federal Home Loan Mortgage Corp., 5.0%, 8/1/37

 67,744

 2,088

 Federal Home Loan Mortgage Corp., 5.5%, 10/1/16

 2,091

 31,637

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 35,736

 24,387

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/38

 27,749

 41,255

 Federal Home Loan Mortgage Corp., 6.0%, 10/1/38

 46,931

 34,059

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/33

 38,571

 12,458

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 15,135

 74,573

 Federal Home Loan Mortgage Corp., 7.0%, 10/1/46

 85,029

 726,216

 Federal National Mortgage Association, 3.5%, 11/1/45

 761,288

 467,900

 Federal National Mortgage Association, 4.0%, 9/1/45

 500,115

 825,501

 Government National Mortgage Association I, 4.0%, 9/15/41

 886,936

 23,423

 Government National Mortgage Association I, 5.0%, 2/15/18

 23,761

 28,186

 Government National Mortgage Association I, 5.0%, 2/15/18

 28,670

 18,911

 Government National Mortgage Association I, 5.5%, 8/15/33

 21,633

 22,597

 Government National Mortgage Association I, 5.5%, 9/15/33

 25,298

 19,386

 Government National Mortgage Association I, 6.0%, 10/15/33

 22,399

 19,219

 Government National Mortgage Association I, 6.0%, 9/15/34

 21,792

 136,078

 Government National Mortgage Association I, 6.0%, 9/15/38

 155,016

 20,490

 Government National Mortgage Association I, 6.5%, 10/15/28

 23,453

 33,995

 Government National Mortgage Association I, 6.5%, 12/15/32

 41,262

 39,117

 Government National Mortgage Association I, 6.5%, 5/15/31

 44,775

 25,147

 Government National Mortgage Association I, 6.5%, 5/15/33

 28,784

 32,459

 Government National Mortgage Association I, 6.5%, 6/15/32

 39,485

 464

 Government National Mortgage Association I, 7.0%, 8/15/28

 537

 3,246

 Government National Mortgage Association I, 8.0%, 2/15/30

 3,288

 44,798

 Government National Mortgage Association II, 5.5%, 2/20/34

 50,419

 68,635

 Government National Mortgage Association II, 6.5%, 11/20/28

 81,164

 2,831

 Government National Mortgage Association II, 7.5%, 9/20/29

 3,495

 950,000

 U.S. Treasury Bonds, 3.125%, 2/15/43

 1,043,924

 370,000

 U.S. Treasury Bonds, 5.25%, 11/15/28

 503,590

 675,000

 U.S. Treasury Bonds, 5.375%, 2/15/31

 960,451

 503,460

 U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45

 489,379

 640,448

 U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46

 670,769

 250,000

 U.S. Treasury Notes, 2.25%, 11/15/24

 259,971

 750,000

 U.S. Treasury Notes, 2.625%, 11/15/20

 795,322

 165,000

 U.S. Treasury Notes, 3.125%, 5/15/19

 175,899

 115,000

 U.S. Treasury Notes, 3.375%, 11/15/19

 124,299

 $

 38,765,605

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $37,876,911)

 $

 38,765,605

 FOREIGN GOVERNMENT BOND - 0.1%

 200,000

 Bahamas Government International Bond, 5.75%, 1/16/24 (144A)

 $

 206,500

 TOTAL FOREIGN GOVERNMENT BOND

 (Cost $200,000)

 $

 206,500

 MUNICIPAL BONDS - 1.4% (d)

 Municipal Airport - 0.1%

 400,000

 Massachusetts Port Authority, 5.0%, 7/1/16

 $

 402,956

 Municipal Education - 0.0%+

 100,000

 Massachusetts Development Finance Agency, 4.844%, 9/1/43

 $

 114,151

 Municipal General - 0.2%

 100,000

 Central Texas Regional Mobility Authority, 1/1/25 (c)

 $

 75,224

 200,000

 City of Raleigh North Carolina, 4.0%, 10/1/32

 222,494

 200,000

 JobsOhio Beverage System, 3.985%, 1/1/29

 220,484

 $

 518,202

 Higher Municipal Education - 0.6%

 100,000

 Massachusetts Development Finance Agency, Northeastern University-Series A, 5.0%, 3/1/39

 $

 114,853

 150,000

 Massachusetts Development Finance Agency, Williams College-Series P, 5.0%, 7/1/43

 177,285

 250,000

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 328,080

 300,000

 The Board of Trustees of The Leland Stanford Junior University, 4.75%, 5/1/19

 330,647

 250,000

 The George Washington University, 1.827%, 9/15/17

 252,385

 137,000

 The George Washington University, 3.485%, 9/15/22

 144,418

 200,000

 University of California, 4.062%, 5/15/33

 206,740

 100,000

 Virginia College Building Authority, 4.0%, 9/1/26

 114,692

 $

 1,669,100

 Municipal Medical - 0.1%

 100,000

 Health & Educational Facilities Authority of the State of Missouri, 3.685%, 2/15/47

 $

 104,159

 150,000

 Massachusetts Development Finance Agency, 5.0%, 7/1/39

 171,618

 $

 275,777

 Municipal Power - 0.1%

 250,000

 Energy Northwest, 5.0%, 7/1/35

 $

 296,535

 Municipal Transportation - 0.1%

 180,000

 Maine Turnpike Authority, 5.0%, 7/1/42

 $

 212,123

 Municipal Water - 0.1%

 150,000

 County of King Washington Sewer Revenue, 4.25%, 1/1/36

 $

 165,756

 Municipal Obligation - 0.1%

 250,000

 City of Irving Texas, 4.0%, 9/15/27 (e)

 $

 288,408

 TOTAL MUNICIPAL BONDS

 (Cost $3,631,419)

 $

 3,943,008

 SENIOR FLOATING RATE LOAN INTERESTS - 1.1%**

 Materials - 0.1%

 Commodity Chemicals - 0.1%

 199,495

 4.00

 Axiall Holdco, Inc., Initial Loan, 2/27/22

 $

 199,828

 Total Materials

 $

 199,828

 Capital Goods - 0.2%

 Aerospace & Defense - 0.1%

 93,818

 4.00

 B/E Aerospace, Inc., Term Loan, 11/19/21

 $

 94,439

 271,750

 3.25

 Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21

 267,674

 $

 362,113

 Industrial Machinery - 0.1%

 246,875

 4.00

 Mueller Water Products, Inc., Initial Loan,  11/25/21

 $

 248,521

 Total Capital Goods

 $

 610,634

 Automobiles & Components - 0.1%

 Automobile Manufacturers - 0.1%

 279,736

 3.50

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 280,110

 Total Automobiles & Components

 $

 280,110

 Consumer Durables & Apparel - 0.0%+

 Apparel, Accessories & Luxury Goods - 0.0%+

 51,254

 3.25

 PVH Corp., Tranche B Term Loan, 12/19/19

 $

 51,601

 Total Consumer Durables & Apparel

 $

 51,601

 Consumer Services - 0.1%

 Leisure Facilities - 0.1%

 199,497

 3.50

 Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22

 $

 200,495

 Total Consumer Services

 $

 200,495

 Media - 0.1%

 Broadcasting - 0.0%+

 73,119

 3.00

 Sinclair Television Group, Inc., New Tranche B Term Loan, 4/19/20

 $

 72,918

 Movies & Entertainment - 0.1%

 102,988

 3.25

 Kasima LLC, Term Loan, 5/17/21

 $

 102,634

 Total Media

 $

 175,552

 Retailing - 0.1%

 Specialty Stores - 0.1%

 200,000

 4.75

 Staples Escrow LLC, Initial Loan, 1/29/22

 $

 200,542

 Total Retailing

 $

 200,542

 Food, Beverage & Tobacco - 0.1%

 Agricultural Products - 0.1%

 249,364

 3.25

 Darling International, Inc., Term B USD Loan, 12/19/20

 $

 249,906

 Total Food, Beverage & Tobacco

 $

 249,906

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 150,000

 3.50

 Delos Finance SARL, Tranche B Term Loan, 2/27/21

 $

 150,773

 147,917

 3.50

 Fly Funding II Sarl, Loan, 8/9/19

 147,616

 $

 298,389

 Total Diversified Financials

 $

 298,389

 Software & Services - 0.0%+

 IT Consulting & Other Services - 0.0%+

 99,750

 3.75

 NXP BV, Tranche B Loan, 10/30/20

 $

 100,218

 Total Software & Services

 $

 100,218

 Technology Hardware & Equipment - 0.0%+

 Communications Equipment - 0.0%+

 130,608

 3.31

 Commscope, Inc., Tranche 4 Term Loan, 1/14/18

 $

 130,565

 Total Technology Hardware & Equipment

 $

 130,565

 Semiconductors & Semiconductor Equipment - 0.0%+

 Semiconductors - 0.0%+

 125,000

 4.25

 Avago Technologies Finance, Term Loan (First Lien), 11/13/22

 $

 125,304

 Total Semiconductors & Semiconductor Equipment

 $

 125,304

 Telecommunication Services - 0.0%+

 Integrated Telecommunication Services - 0.0%+

 148,500

 4.00

 GCI Holdings, Inc., New Term B Loan, 2/2/22

 $

 148,964

 Total Telecommunication Services

 $

 148,964

 Utilities - 0.2%

 Electric Utilities - 0.2%

 298,572

 0.00

 APLP Holdings LP, Term Loan, 4/12/23

 $

 297,826

 219,927

 3.25

 Calpine Construction Finance Co. LP, Term B-2 Loan, 1/3/22

 216,628

 $

 514,454

 Total Utilities

 $

 514,454

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $3,272,881)

 $

 3,286,562

 TOTAL INVESTMENT IN SECURITIES - 99.2%

 (Cost $261,484,827) (a)

 $

 283,073,955

 OTHER ASSETS & LIABILITIES - 0.8%

 $

 2,355,702

 TOTAL NET ASSETS - 100.0%

 $

 285,429,657

 *

 Non-income producing security.

 +

 Amount rounds to less than 0.1%.

 (A.D.R.)

 American Depositary Receipts.

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT

 Real Estate Investment Trust.

 REMICS

 Real Estate Mortgage Investment Conduits.

 (Cat Bond)

 Catastrophe or event-linked bond. At April 30, 2016, the value of these securities amounted to $3,527,595 or 1.2% of total net assets. See Notes to Financial Statements — Note 1H.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.

These base lending rates are generally (i) the lending rate offered by one or more major

European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At April 30, 2016, the value of these securities amounted to $24,637,933 or 8.6% of total net assets.

 (a)

 At April 30, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $261,484,827 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

              26,516,284

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

              (4,927,156)

 Net unrealized appreciation

 $

              21,589,128

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (d)

 Consists of Revenue Bonds unless otherwise indicated.

 (e)

 Represents a General Obligation Bond.

 (f)

 Structured reinsurance investment. At April 30, 2016, the value of these securities amounted to $681,448 or 0.2% of total net assets. See Notes To Financial Statements — Note 1H.

 (g)

 Rate to be determined.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of April 30, 2016, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

$
20,371

-

-

$
20,371

 Convertible Preferred Stock

872,200

-

-

872,200

 Common Stocks

170,735,268

-

-

170,735,268

 Asset Backed Securities

-

5,115,842

-

5,115,842

 Collateralized Mortgage Obligations

-

10,862,640

-

10,862,640

 Corporate Bonds

   Insurance

     Reinsurance

-

3,256,275

952,768

4,209,043

   All Other Corporate Bonds

-

45,056,916

-

45,056,916

 U.S. Government and Agency Obligations

-

38,765,605

-

38,765,605

 Foreign Government Bonds

-

206,500

-

206,500

 Municipal Bonds

-

3,943,008

-

3,943,008

 Senior Floating Rate Loan Interests

-

3,286,562

-

3,286,562

 Total

$
171,627,839

110,493,348

$
952,768

$
283,073,955

 Other Financial Instruments

 Net unrealized appreciation on futures contracts

$
(4,201
)

-

-

$
(4,201
)

 Total Other Financial Instruments

$
(4,201
)

-

-

$
(4,201
)

 During the six months ended April 30, 2016, there were no transfers between Levels 1, 2 and 3.

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Corporate Bonds

 Balance as of 7/31/15

$
1,329,910

 Realized gain (loss)1

-

 Change in unrealized appreciation (depreciation)2

(62,230
)

 Purchases

660,888

 Sales

(975,800
)

 Transfers in to Level 3*

-

 Transfers out of Level 3*

-

 Balance as of 4/30/16

$
952,768

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values. During the period ended April 30, 2016, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 4/30/16

$
(62,230
)

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust IV By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date June 28, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date June 28, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date June 28, 2016 * Print the name and title of each signing officer under his or her signature.